Filed with the Securities and Exchange Commission on March 30, 2021

Securities Act of 19933 File No. 333-180308

Investment Company Act of 1940 File No. 811-22680

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 175

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 178

(Check appropriate box or boxes)

ULTIMUS MANAGERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Matthew J. Beck

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ X /	on March 30, 2021 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LYRICAL U.S. VALUE EQUITY FUND

INSTITUTIONAL CLASS (LYRIX)
INVESTOR CLASS (LYRBX)

LYRICAL INTERNATIONAL VALUE EQUITY FUND

INSTITUTIONAL CLASS (LYRWX)
INVESTOR CLASS (LYRNX)

Managed by
Lyrical Asset Management LP

PROSPECTUS

March 30, 2021

For information or assistance in opening an account,
please call toll-free 1-888-884-8099.

This Prospectus has information about the Funds that you should know before you invest. You should read it carefully and keep it with your investment records.

The U.S. Securities and Exchange Commission has not approved or disapproved the Funds’ shares or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As of January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-888-884-8099 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-888-884-8099. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

TABLE OF CONTENTS

Risk/Return Summary: Lyrical U.S. Value Equity Fund	3
Risk/Return Summary: Lyrical International Value Equity Fund	8
Investment Objectives, Investment Strategies and Related Risks	12
Lyrical U.S. Value Equity Fund	12
Lyrical International Value Equity Fund	14
Fund Management	16
Distribution Plan	18
How the Funds Value Their Shares	19
How to Buy Shares	19
How to Redeem Shares	23
Dividends, Distributions and Taxes	25
Financial Highlights	25
Customer Privacy Notice	30
For Additional Information	back cover

Risk/Return Summary:
Lyrical U.S. Value Equity Fund

INVESTMENT OBJECTIVE

The Lyrical U.S. Value Equity Fund (the “U.S. Fund”) seeks to achieve long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the U.S. Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Contingent Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Exchange Fee	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fees(1)	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.92%	0.40%
Total Annual Fund Operating Expenses	2.02%	1.25%
Less Management Fee Reductions and/or Expense Reimbursements	(0.78%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(2)	1.24%	0.99%

(1)	The information in this table has been restated to reflect a contractual reduction in the Management Fees from 1.25% to 0.85% of the U.S. Fund’s average daily net assets, effective April 1, 2020.

(2) Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2022, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the U.S. Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the U.S. Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, and 1.24% of the average daily net assets of the Investor Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the U.S. Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any,

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and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2022, this agreement may not be modified or terminated without the approval of the U.S. Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the U.S. Fund’s investment advisory agreement with the Adviser is terminated. Prior to April 1, 2020, the Adviser had entered into a contractual agreement with the U.S. Fund with expense limitations of 1.45% for Institutional Class shares and 1.70% for Investor Class shares. Information in the table has been restated to reflect the current expense limitations of 0.99% for Institutional Class shares and 1.24% for Investor Class shares.

Example

This Example is intended to help you compare the cost of investing in the U.S. Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the U.S. Fund remain the same and the contractual agreement to limit expenses remains in effect only until April 1, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Investor	$ 126	$ 558	$1,016	$ 2,286
Institutional	$ 101	$ 371	$ 661	$ 1,488

Portfolio Turnover

The U.S. Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when U.S. Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Fund’s performance. During the most recent fiscal year, the U.S. Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The U.S Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the U.S. Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on a United States (“U.S.”) securities exchange. Lyrical Asset Management LP (the “Adviser”) defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,000 companies traded in the U.S. (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the

Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

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At the conclusion of the research/due diligence process, the Adviser seeks to include in the U.S. Fund’s portfolio businesses believed to be sufficiently undervalued and of sufficient quality and durability to compensate for the investment risks.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the U.S. Fund. The success of the U.S. Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the U.S. Fund and there is no assurance that the U.S. Fund will achieve its investment objective. Because of the types of securities in which the U.S. Fund invests and the investment techniques the Adviser uses, the U.S. Fund is designed for investors who are investing for the long term. The U.S. Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the U.S. Fund are generally described below.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk. The Adviser’s method of security selection may not be successful and the U.S. Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated.

Market Risk. The return on and value of an investment in the U.S. Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. During periods of market volatility, security prices (including securities held by the U.S. Fund) could fall drastically and rapidly and therefore adversely affect the U.S. Fund.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the U.S. Fund by showing changes in the U.S. Fund’s performance from year to year and by showing how the U.S. Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index. How the U.S. Fund has performed in the past (before and after taxes) is not necessarily an indication of how the U.S. Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the U.S. Fund’s website at www.lyricalvaluefunds.com.

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Institutional Class Shares – Annual Total Return Years Ended December 31*

*The U.S. Fund’s year-to-date return through December 31, 2020 is 8.63%.

Quarterly Returns During This Time Period

Highest: 28.09% (quarter ended June 30, 2020)

Lowest: (38.86%) (quarter ended March 31, 2020)

Average Annual Total Returns
(for periods ended December 31, 2020)

	One Year	Five Years	Since Inception (February 4, 2013)
Institutional Class
Return Before Taxes	8.63%	8.41%	11.37%
Return After Taxes on Distributions	8.29%	7.26%	10.40%
Return After Taxes on Distributions and Sale of Fund Shares	5.11%	6.49%	9.14%
Investor Class
Return Before Taxes	8.41%	8.06%	6.60%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	14.67%

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). The after-tax returns are shown for only one class of U.S. Fund shares and the after-tax returns for the other class of U.S. Fund shares will vary.

MANAGEMENT OF THE FUND

Lyrical Asset Management LP is the U.S. Fund’s investment adviser.

Portfolio Managers	Investment Experience with the U.S. Fund	Primary Title with Adviser
Andrew Wellington	Managing the U.S. Fund since its inception in 2013	Managing Partner, Chief Investment Officer

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

For Investor Class shares, the minimum initial investment amount for regular accounts is $2,500.

For Institutional Class shares, the minimum initial investment amount for regular accounts is $100,000.

Minimum Additional Investment

Once an account is open, additional purchases of U.S. Fund shares may be made at any time in any amount.

General Information

You may purchase or redeem (sell) shares of the U.S. Fund on each day that the New York Stock Exchange (“NYSE”) is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the U.S. Fund should be sent to the Lyrical U.S. Value Equity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-888-884-8099 for assistance.

TAX INFORMATION

The U.S. Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the U.S. Fund through a broker-dealer or any other financial intermediary (such as a bank), the U.S. Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the U.S. Fund over another investment. These payments are sometimes referred to as “revenue sharing.” Ask your salesperson or visit your financial intermediary’s website for more information.

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Risk/Return Summary:
Lyrical International Value Equity Fund

INVESTMENT OBJECTIVE

The Lyrical International Value Equity Fund (the “International Fund”) seeks to achieve long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the International Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Contingent Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Exchange Fee	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fees(1)	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	20.04%	20.31%
Total Annual Fund Operating Expenses	21.14%	21.16%
Fee Waivers and/or Expense Reimbursement(2)	(19.90%)	(20.17%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	1.24%	0.99%

(1)	The information in this table has been restated to reflect a contractual reduction in the Management Fees from 1.25% to 0.85% of the International Fund’s average daily net assets, effective April 1, 2020.
(2)	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2022, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the International Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the International Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the International Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, and 1.24% of the average daily net assets of the Investor Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the International Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating
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Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2022, this agreement may not be modified or terminated without the approval of the International Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the International Fund’s investment advisory agreement with the Adviser is terminated. Prior to April 1, 2020, the Adviser had entered into a contractual agreement with the International Fund with expense limitations of 1.45% for Institutional Class shares, and 1.70% for Investor Class shares. Information in the table has been restated to reflect the current expense limitations of 0.99% for Institutional Class shares and 1.24% for Investor Class shares.

Example

This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the International Fund remain the same and the contractual agreement to limit expenses remains in effect only until April 1, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Investor	$ 126	$3,834	$6,441	$10,057
Institutional	$ 101	$ 3,820	$6,434	$10,057

Portfolio Turnover

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Fund’s performance. During the most recent fiscal period (March 2, 2020 through November 30, 2020), the International Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The International Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stocks of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the International Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on non-U.S. international developed market securities exchanges. The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase. Developed markets are those classified as such by Morgan Stanley Capital International (“MSCI”).

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,500 companies traded in international developed markets (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

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At the conclusion of the research/due diligence process, the Adviser seeks to include in the International Fund’s portfolio businesses believed to be sufficiently undervalued and of sufficient quality and durability to compensate for the investment risks.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the International Fund. The success of the International Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the International Fund and there is no assurance that the International Fund will achieve its investment objective. Because of the types of securities in which the International Fund invests and the investment techniques the Adviser uses, the International Fund is designed for investors who are investing for the long term. The International Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the International Fund are generally described below.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of United States (“U.S.”) securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States.

•	Foreign Currency Risk. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk. The Adviser’s method of security selection may not be successful and the International Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated.

Market Risk. The return on and value of an investment in the International Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. During periods of market volatility, security prices (including securities held by the International Fund) could fall drastically and rapidly and therefore adversely affect the International Fund.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations.

New Fund Risk. The International Fund was formed in 2020 and has a limited operating history as of the date of this Prospectus. Accordingly, investors in the International Fund bear the risk that the International Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor.

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PERFORMANCE SUMMARY

The International Fund commenced operations in 2020, and is new and therefore does not yet have performance history for a full calendar year to report. Once the International Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the International Fund by comparing the International Fund’s performance with a broad measure of market performance. How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the International Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the International Fund’s website at www.lyricalvaluefunds.com.

MANAGEMENT OF THE FUND

Lyrical Asset Management LP is the International Fund’s investment adviser.

Portfolio Managers	Investment Experience with the International Fund	Primary Title with Adviser
John Mullins	Managing the International Fund since its inception in 2020	Associate Portfolio Manager
Dan Kaskawits	Managing the International Fund since its inception in 2020	Associate Portfolio Manager

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

For Investor Class shares, the minimum initial investment amount for regular accounts is $2,500.

For Institutional Class shares, the minimum initial investment amount for regular accounts is $100,000.

Minimum Additional Investment

Once an account is open, additional purchases of International Fund shares may be made at any time in any amount.

General Information

You may purchase or redeem (sell) shares of the International Fund on each day that the New York Stock Exchange (“NYSE”) is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the International Fund should be sent to the Lyrical International Value Equity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-888-884-8099 for assistance.

TAX INFORMATION

The International Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the International Fund through a broker-dealer or any other financial intermediary (such as a bank), the International Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the International Fund over another investment. These payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objectives, Investment Strategies
and Related Risks

Lyrical U.S. Value Equity Fund

Investment Objective

The U.S. Fund seeks to achieve long-term capital growth. The U.S. Fund’s Board of Trustees (the “Board”) has reserved the right to change the investment objective of the U.S. Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders.

Investment Strategies

The U.S. Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e., projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the U.S. Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on a United States securities exchange. The foregoing policy may be changed upon at least 60 days’ prior notice to shareholders. The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,000 companies traded in the U.S. (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the U.S. Fund’s portfolio businesses believed to be sufficiently undervalued and of sufficient quality and durability to compensate for the risks of the investment.

The Adviser sets a target price for each stock in the portfolio, which is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

Investment Risks

The principal risks associated with the U.S. Fund’s principal investment strategies are generally described below. As with any mutual fund investment, there is a risk that you could lose money by investing in the U.S. Fund. The success of the U.S. Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the U.S. Fund and there is no assurance that the U.S. Fund will achieve its investment objective. Because of the types of securities in which the U.S. Fund invests and the investment techniques the Adviser uses, the U.S. Fund is designed for investors who are investing for the long term. The U.S. Fund may not be appropriate for use as a complete investment program.

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Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. In addition, there may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

Management Style Risk. The Adviser’s method of security selection may not be successful and the U.S. Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the U.S. Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the U.S. Fund will be correct or produce the desired results.

Market Risk. The return on and value of an investment in the U.S. Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the U.S. Fund’s portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and financial markets, the broad effects of which are currently difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the U.S. Fund. During periods of market volatility, security prices (including securities held by the U.S. Fund) could fall drastically and rapidly and therefore adversely affect the U.S. Fund.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, the securities of mid-capitalization companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the U.S. Fund’s value investment style may go out of favor with investors, negatively affecting the U.S. Fund’s performance.

In addition to the strategies and risks described above, the U.S. Fund may invest in other types of securities whose risks are described below and/or in the U.S. Fund’s Statement of Additional Information (“SAI”).

Investments in Money Market Instruments and Temporary Defensive Positions. The U.S. Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”). The U.S. Fund may invest in Money Market Instruments to maintain liquidity or pending the selection of investments. From time to time, the U.S. Fund also may, but should not be expected to, take temporary defensive positions inconsistent with the U.S. Fund’s

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principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments. When the U.S. Fund invests in a money market mutual fund, the shareholders of the U.S. Fund generally will be subject to duplicative management fees. To the extent the U.S. Fund holds other registered investment companies, including money market mutual funds, the U.S. Fund will incur acquired fund fees and expenses (as defined by the Securities and Exchange Commission). Anytime the U.S. Fund takes a temporary defensive position, it may not achieve its investment objective.

Portfolio Holdings and Disclosure Policy. A description of the U.S. Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the U.S. Fund’s SAI.

Lyrical International Value Equity Fund

Investment Objective

The International Fund seeks to achieve long-term capital growth. The International Fund’s Board of Trustees (the “Board”) has reserved the right to change the investment objective of the International Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders.

Investment Strategies

The International Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stocks of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the International Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on non-U.S. international developed market securities exchanges. The foregoing policy may be changed upon a least 60 days’ prior written notice to shareholders. Lyrical Asset Management LP (the “Adviser”) defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase. Developed markets are those classified as such by MSCI.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,500 companies traded in international developed markets (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the International Fund’s portfolio businesses believed to be sufficiently undervalued and of sufficient quality and durability to be large enough to compensate for the risks of the investment.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

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Investment Risks

The principal risks associated with the International Fund’s the principal investment strategies are generally described below. As with any mutual fund investment, there is a risk that you could lose money by investing in the International Fund. The success of the International Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the International Fund and there is no assurance that the International Fund will achieve its investment objective. Because of the types of securities in which the International Fund invests and the investment techniques the Adviser uses, the International Fund is designed for investors who are investing for the long term. The International Fund may not be appropriate for use as a complete investment program.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the International Fund’s foreign securities may be subject to foreign withholding taxes.

•	Foreign Currency Risk. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the International Fund will be subject to the risks associated with fluctuations in currency values. The value of the International Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The International Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the International Fund’s exposure to foreign currencies may reduce the returns of the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. In addition, there may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

Management Style Risk. The Adviser’s method of security selection may not be successful and the International Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the International Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the International Fund will be correct or produce the desired results.

Market Risk. The return on and value of an investment in the International Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the International Fund’s portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short- or long-term periods. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and financial markets, the broad effects of which are currently difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the International Fund. During periods of market volatility, security prices (including securities held by the International Fund) could fall drastically and rapidly and therefore adversely affect the International Fund.

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Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, the securities of mid-capitalization companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

New Fund Risk. The International Fund was formed in 2020 and has a limited operating history as of the date of this Prospectus. Accordingly, investors in the International Fund bear the risk that the International Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the International Fund’s value investment style may go out of favor with investors, negatively affecting the International Fund’s performance.

In addition to the strategies and risks described above, the International Fund may invest in other types of securities whose risks are described below and/or in the International Fund’s SAI.

Investments in Money Market Instruments and Temporary Defensive Positions. The International Fund will typically hold a portion of its assets in cash or Money Market Instruments. The International Fund may invest in Money Market Instruments to maintain liquidity or pending the selection of investments. From time to time, the International Fund also may, but should not be expected to, take temporary defensive positions inconsistent with the International Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments. When the International Fund invests in a money market mutual fund, the shareholders of the International Fund generally will be subject to duplicative management fees. To the extent the International Fund holds other registered investment companies, including money market mutual funds, the International Fund will incur acquired fund fees and expenses (as defined by the Securities and Exchange Commission). Anytime the International Fund takes a temporary defensive position, it may not achieve its investment objective.

Portfolio Holdings and Disclosure Policy. A description of the International Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the International Fund’s SAI.

Fund Management

The Investment Adviser

Lyrical Asset Management LP, with a principal address of 250 West 55th Street, 37th Floor, New York, New York 10019, serves as the investment adviser to the U.S. Fund and the International Fund (each a “Fund” and collectively, the “Funds”). Pursuant to an Investment Advisory Agreement with the Adviser (the “Advisory Agreement”) for each Fund, the Adviser provides each Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolios. The Adviser was organized in 2008 and also provides investment advisory services to high net worth individuals, institutional investors, and an Undertaking for Collective Investment in Transferable Securities (“UCITS”) fund.

For its services, each Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.85% of the Fund’s average daily net assets under the terms of its Advisory Agreement. Prior to April 1, 2020, each Fund paid the Adviser a Management Fee computed at the annual rate of 1.25% of the Fund’s

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average daily net assets. The Advisory Agreement was amended to reduce the Management Fee from 1.25% to 0.85% effective April 1, 2020.The Adviser has contractually agreed under an expense limitation agreement (the “Expense Limitation Agreement”) with the U.S. Fund, until April 1, 2022, to reduce its Management Fee and to reimburse U.S. Fund expenses to the extent necessary to limit Total Annual Operating Expenses of the U.S. Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the U.S. Fund’s business) to an amount not exceeding 1.24% of the average daily net assets of the U.S. Fund for the Investor Class shares and 0.99% of the average daily net assets of the U.S. Fund for the Institutional Class shares. The Adviser has contractually agreed under an Expense Limitation Agreement with the International Fund, until April 1, 2022, to reduce its Management Fee and to reimburse International Fund expenses to the extent necessary to limit Total Annual Operating Expenses of the International Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the International Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the International Fund’s business) to an amount not exceeding 1.24% of the average daily net assets of the International Fund for the Investor Class shares and 0.99% of the average daily net assets of the International Fund for the Institutional Class shares. The Expense Limitation Agreement with the Funds became effective on April 1, 2020.

Prior to April 1, 2020, the Adviser had contractually agreed to limit each Fund’s Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.70% of the average daily net assets of each Fund for the Investor Class shares and 1.45% of the average daily net assets of each Fund for the Institutional Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three (3) years after the date that such fees and expense were incurred, provided that the repayments do not cause that Fund’s Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2022, the applicable Expense Limitation Agreement for the U.S. Fund or International Fund, may not be modified or terminated without the approval of the Board. It is expected that the Expense Limitation Agreement for each Fund will continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreement for each Fund may be terminated by the Adviser or the Board, without approval by the other party, at any time upon not less than 60 days’ notice to the other party as set forth in the Expense Limitation Agreement. The applicable Expense Limitation Agreement will terminate automatically if that Fund’s Advisory Agreement with the Adviser is terminated. The total Management Fee paid to the Adviser, as a percentage of average net assets, for the fiscal year/period ended November 30, 2020, was 1.01% for the U.S. Fund, net of fee reductions and expense reimbursements and 0% for the International Fund, net of fee reductions and expense reimbursements.

A discussion of the factors considered by the Board in its approval of the U.S. Fund’s Advisory Agreement with the Adviser, including the Board’s conclusions with respect thereto, is available in the U.S. Fund’s Annual Report to shareholders for the year ended November 30, 2020. A discussion of the factors considered by the Board in its approval of the International Fund’s Advisory Agreement with the Adviser, including the Board’s conclusions with respect thereto, is available in the International Fund’s Semi-Annual Report to shareholders for the fiscal period ended May 31, 2020.

Portfolio Managers

The following individuals have primary responsibility for day-to-day management of each Fund’s portfolio:

U.S. Fund

Andrew Wellington is the portfolio manager of the U.S. Fund. Mr. Wellington has been a Managing Partner and the Chief Investment Officer of the Adviser since it was founded in 2008. Prior to joining Lyrical, Mr. Wellington established and managed the New Mountain Vantage Fund, a value-oriented, long-only, activist hedge fund at New Mountain Capital. Before joining New Mountain Capital, Mr. Wellington managed the institutional mid-capitalization value product at Neuberger Berman and was a founding member of Pzena Investment Management, serving as its

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original research analyst. Mr. Wellington graduated summa cum laude from the Management & Technology dual-degree program at University of Pennsylvania.

International Fund

John Mullins is a portfolio manager of the International Fund. Mr. Mullins is an Associate Portfolio Manager of the Adviser, having joined the Adviser in 2017. Prior to joining the Adviser, Mr. Mullins served as a Senior Analyst at Clearfield Capital Management starting in 2016, and prior to that was an Analyst at Elm Ridge Capital starting in 2014. Previously, Mr. Mullins was an investment analyst with Orbis Investment Management beginning in 2010. Mr. Mullins graduated with a B.A., English from Yale University and received an MBA from the Stanford Graduate School of Business.

Dan Kaskawits is a portfolio manager of the International Fund. Mr. Kaskawits is an Associate Portfolio of the Adviser, having joined the Adviser in 2018. Prior to joining the Adviser, Mr. Kaskawits served as an Analyst with Elm Ridge Capital starting in 2011. Mr. Kaskawits graduated with a B.S., Management from Tulane University and received an MBA from Columbia Business School. Mr. Kaskawits has earned the right to use the CFA designation.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Manager and their respective ownership of shares of the Funds.

The Administrator and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus”, the “Administrator”, or the “Transfer Agent”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Funds’ administrator, transfer agent and fund accounting agent. Management and administrative services provided to the Funds by Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating net asset values (“NAVs”) and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and other distributions, and (vi) administering custodial and other third-party service provider contracts on behalf of the Funds.

The Distributor

Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the Funds’ principal underwriter and serves as the exclusive agent for the distribution of the Funds’ shares. The Distributor may sell the Funds’ shares to or through qualified securities dealers or other approved entities.

The Funds’ SAI has more detailed information about the Adviser and other service providers to the Funds.

Distribution Plan

Each Fund has adopted a plan of distribution for its Investor Class shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). The 12b-1 Plan allows each Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Distributor) for expenses related to the distribution and servicing of that Fund’s Investor Class shares. The annual fees payable under the 12b-1 Plan may not exceed an amount equal to 0.25% of the Investor Class shares’ average daily net assets. Because 12b-1 Plan fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Expenses related to the distribution and servicing of each Fund’s Investor Class shares may include, but are not limited to, payments to securities dealers and other persons who are engaged in the sale of Investor Class shares of that Fund and who may be advising shareholders regarding the sale or retention of such shares; expenses of maintaining personnel who render shareholder support services not otherwise provided by the Transfer Agent or the Funds; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing or distributing prospectuses and SAIs and reports for recipients other than existing shareholders of that Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as each Fund may, from time to time,

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deem advisable; and any other expenses related to the distribution and servicing of the Funds’ Investor Class shares. The Adviser may make additional payments to financial organizations from its own assets. The payment by the Adviser of any such additional compensation will not affect the expense ratio of the Funds.

How the Funds Value Their Shares

The NAV of each Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. To calculate NAV, each Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. Each Fund generally values its portfolio securities at their current market values determined based on available market quotations. However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by each Fund to calculate its NAV are based on the consideration by that Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. To the extent the assets of a Fund are invested in other registered investment companies that are not listed on an exchange that Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Your order to purchase or redeem shares is priced at the NAV next calculated after your order is received in proper form by that Fund. An order is considered to be in “proper form” if it includes all necessary information and documentation related to the purchase or redemption request, and, if applicable, payment in full of the purchase amount.

How to Buy Shares

Shares are available for purchase from the Funds every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. Each Fund reserves the right to reject any purchase request and/or suspend its offering of shares at any time. Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The Funds mail you confirmations of all purchases or redemptions of Fund shares if shares are purchased directly through the Funds. Certificates representing Fund shares are not issued.

Choosing a Share Class

Each Fund offers two classes of shares: Investor Class shares and Institutional Class shares. Each share class of a Fund represents an ownership interest in the same investment portfolio of the Fund and has the same rights but each class has its own expense structure.

Investor Class shares are subject to 12b-1 Plan fees that permit the Funds to pay distribution fees of up to 0.25% per year to those intermediaries offering Investor Class shares. Institutional Class shares are available without a 12b-1 Plan fee to those investors eligible to purchase such shares. Neither class is subject to a sales charge or redemption fee.

When you choose your class of shares, you should consider the size of your investment. Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals. If you qualify to purchase Institutional Class shares, you should purchase them rather than the Investor Class shares because the Investor Class shares have higher expenses than the Institutional Class shares. Although each class invests in the same portfolio of securities, the returns for each class will differ because each class is subject to different expenses.

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If you qualify as a purchaser of Institutional Class shares, but your account is invested in Investor Class shares, you may convert your Investor Class shares to Institutional Class shares based on the relative NAV of the two Classes on the conversion date. If you are an Institutional Class shareholder you may convert your shares to Investor Class shares at any time.

Minimum Initial Investment

For Investor Class shares, the minimum initial investment for regular accounts in each Fund is $2,500. For Institutional Class shares, the minimum initial investment in each Fund for regular accounts is $100,000. These minimum investment requirements may be waived or reduced for any reason at the discretion of the Funds.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.
•	Enclose a check payable to the applicable Fund; please reference Investor Class or Institutional Class to ensure proper crediting to your account.
•	Mail the application and the check to the Transfer Agent at the following address:

Lyrical U.S. Value Equity Fund/Lyrical International Value Equity Fund (as appropriate)
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Shares will be issued at the NAV next computed after receipt of your application, in proper form, and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Funds do not accept cash, drafts, “starter” checks, traveler’s checks, credit card checks, post-dated checks, non-U.S. financial institution checks, cashier’s checks under $10,000, or money orders. In addition, the Funds do not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by that Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-888-884-8099 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Funds require advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of a Fund. An order, following proper advance notification to the Transfer Agent, is considered received when U.S. Bank, N.A., the Funds’ custodian, receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

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Through Your Broker or Financial Institution. Shares of the Funds may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Funds at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive purchase orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order in proper form. These organizations may be the shareholders of record of your shares. The Funds are not responsible for ensuring that these organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares. Such investors should consult with their financial intermediary regarding any commissions and other fees and expenses of the shares being purchased and whether other classes of shares of the Funds may be available on the financial intermediary’s platform. Certain financial intermediaries may charge fees for purchase and/or redemption transactions by customers, depending upon the nature and terms of the financial intermediaries’ particular platform. These organizations may charge you transaction fees or require payment of a commission to a broker on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through a Fund. These organizations may be the shareholders of record of your shares. The Funds are not responsible for ensuring that these organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time in any amount. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

•	By sending a check, made payable to the applicable Fund in which you are investing, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.
•	By wire to the account of the applicable Fund in which you are investing as described under “Opening an Account – By Wire.” Shareholders are required to call the Transfer Agent at 1-888-884-8099 before wiring funds.
•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans

You may make automatic monthly investments in the Funds from your account held at a bank, savings and loan or other financial depository institution. The minimum investments under the automatic investment plan must be at least $100 under the plan and are made on the 15th and/or last business day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Funds. Social Security recipients may have all or a portion of their social security check transferred automatically to purchase shares of the Funds. Please call 1-888-884-8099 for more information about the automatic investment plan and direct deposit plans.

Purchases in Kind

The Funds may accept securities in lieu of cash in payment for the purchase of shares of the Funds. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the applicable Fund, the marketability of such securities, and other factors that the Funds may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the applicable Fund’s NAV.

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Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, other taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In that case, your redemption proceeds may be worth more or less than your original investment. The Funds will not be responsible for any loss incurred due to the Funds’ inability to verify your identity.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Funds’ portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Funds’ shares. The Funds do not accommodate frequent purchases or redemptions of Fund shares that result in disruptive trading.

The Board has adopted policies and procedures in an effort to detect and prevent disruptive trading, including market timing in the Funds. Each Fund, through its service providers, monitors shareholder trading activity to ensure it complies with the Fund’s policies. Each Fund prepares reports illustrating purchase and redemption activity to detect disruptive trading activity. When monitoring shareholder purchases and redemptions, the Funds do not apply a quantitative definition to frequent trading. Instead each Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. Each Fund may also modify any terms or conditions of purchases of Fund shares or withdraw all or any part of the offering made by this Prospectus. Each Fund’s policies and procedures to prevent disruptive trading activity are applied uniformly to all shareholders. These actions, in the Board’s opinion, should help reduce the risk of abusive trading in each Fund.

When financial intermediaries establish omnibus accounts in a Fund for their clients, the Fund reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or disruptive trading. If a Fund detects potentially disruptive trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Each intermediary that offers the Funds’ shares through an omnibus account has entered into an information sharing agreement with the Funds designed to assist the Funds in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in a Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although each Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

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How to Redeem Shares

Shares of each Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

By Mail. You may redeem shares by mailing a written request to Lyrical U.S. Value Equity Fund, or Lyrical International Value Equity Fund (as appropriate) c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered with each Fund.

Signature Guarantees. If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with that Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the Securities Transfer Agents Medallion Program (“STAMP”) sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in STAMP will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-888-884-8099.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Funds. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the applicable Fund’s custodian for outgoing wires.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. “Reasonable procedures” include, but are not limited to, the Transfer Agent confirming that the account is eligible for telephone transactions, requesting some form of personal identification (e.g., social security number, date of birth, etc.) from you prior to acting on telephonic instructions, and getting a verbal confirmation from you on a recorded line at the time of the transaction. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Funds at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive redemption orders on each Fund’s behalf. Each Fund calculates its NAV as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time). Your brokerage firm or financial institution may

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require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received, in proper form. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The length of time each Fund typically expects to pay redemption proceeds is the same regardless of whether the payment is made by check, wire or ACH. Each Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the Transfer Agent of a redemption request in proper form:

•	For payment by check, the Fund typically expects to mail the check within one (1) to three (3) business days; and
•	For payment by wire or ACH, the Fund typically expects to process the payment within one (1) to three (3) business days.

Payment of redemption proceeds may take longer than the time a Fund typically expects and may take up to 7 calendar days as permitted under the 1940 Act. Under unusual circumstances as permitted by the SEC, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 calendar days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Minimum Account Balance

Due to the high cost of maintaining shareholder accounts, a Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s activity causes the account balance to fall below the Fund’s initial investment minimum amount (the “Minimum Account Balance”). Such automatic redemptions may cause a taxable event for the shareholder. An automatic redemption does not apply, however, if the balance falls below the Fund’s Minimum Account Balance solely because of a decline in the Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 calendar days to purchase additional shares to meet the Minimum Account Balance requirement.

Automatic Withdrawal Plan

If the shares of each Fund in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 calendar days written notice, to make reasonable charges. Call the Transfer Agent toll-free at 1-888-884-8099 for additional information.

Other Redemption Information

Generally, all redemptions will be paid in cash. Each Fund typically expects to satisfy redemption requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis and if the Adviser believes it is in the best interest of a Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, each Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” Redemptions in kind will be made only under extraordinary circumstances and if that Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of securities equal in market value to the Fund’s shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemption in kind proceeds will typically be made by delivering a pro-rata amount of the Fund’s holdings to the redeeming shareholder within 7 calendar days after the Fund’s receipt of the redemption order in proper form. If a Fund redeems your shares in kind, you will bear the market risks associated with maintaining or selling the securities that are transferred as redemption proceeds. In addition, when you sell these securities, you may pay taxes and brokerage charges associated with selling the securities.

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Dividends, Distributions and Taxes

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by the Funds in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of that Fund unless you elect to receive them in cash. The Funds’ distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The U.S. Fund has qualified and plans to continue to qualify, and the International Fund has qualified and plans to continue to qualify, each year as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. Each Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the Funds, certain income from the Funds may qualify for a 50% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem Fund shares, you will generally realize a capital gain or loss if you hold the shares as capital assets. Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified by February 15th of each year about the federal tax status of distributions made by the Funds during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Funds to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the period/year ended of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total return in the tables represent the rate that an investor would have earned on an investment in the applicable Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the Funds’ independent registered public accounting firm, BBD, LLP, whose report, along with the Funds’ financial statements, is included in the Annual Report to shareholders, which may be obtained at no charge by calling the Funds at 1-888-884-8099 or by visiting the Funds’ website at www.lyricalvaluefunds.com.

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LYRICAL U.S. VALUE EQUITY FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year:

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	Nov. 30,		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
	2020		2019	2018	2017	2016
Net asset value at beginning of year	$15.91		$15.55	$18.62	$16.60	$15.63

Income (loss) from investment operations:
Net investment income	0.10	(a)	0.05 (a)	0.03 (a)	0.01 (a)	0.24
Net realized and unrealized gains (losses) on investments and foreign currencies	0.72	(b)	0.76	(1.70)	3.54	1.40
Total from investment operations	0.82		0.81	(1.67)	3.55	1.64

Less distributions from:
Net investment income	(0.05)		(0.05)	(0.01)	(0.24)	(0.04)
Net realized gains	—		(0.40)	(1.39)	(1.29)	(0.63)
Total distributions	(0.05)		(0.45)	(1.40)	(1.53)	(0.67)

Net asset value at end of year	$16.68		$15.91	$15.55	$18.62	$16.60

Total return (c)	5.16%		5.03%	(9.02)%	21.70%	10.73%

Net assets at end of year (000’s)	$327,121		$617,686	$907,366	$1,116,584	$993,904

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.25%		1.41%	1.37%	1.37%	1.38%
Ratio of net expenses to average net assets	1.22	% (d)	1.41%	1.37%	1.37%	1.38%
Ratio of net investment income to average net assets	0.73	% (d)	0.36%	0.17%	0.03%	1.62%
Portfolio turnover rate	30%		33%	39%	22%	36%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year.

(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.

(c)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reimbursed expenses for the year ended November 30, 2020.

(d)	Ratio was determined after fee reductions and/or expense reimbursements.

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LYRICAL U.S. VALUE EQUITY FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year:

	Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended
	Nov. 30,		Nov. 30,		Nov. 30,		Nov. 30,		Nov. 30,
	2020		2019		2018		2017		2016
Net asset value at beginning of year	$15.78		$15.43		$18.54		$16.52		$15.57

Income (loss) from investment operations:
Net investment income (loss)	0.07	(a)	0.02	(a)	(0.03	) (a)	(0.05	) (a)	0.30
Net realized and unrealized gains (losses) on investments and foreign currencies	0.71	(b)	0.73		(1.69)		3.53		1.28
Total from investment operations	0.78		0.75		(1.72)		3.48		1.58

Less distributions from:
Net investment income	—		—		—		(0.17)		(0.00	) (c)
Net realized gains	—		(0.40)		(1.39)		(1.29)		(0.63)
Total distributions	—		(0.40)		(1.39)		(1.46)		(0.63)

Net asset value at end of year	$16.56		$15.78		$15.43		$18.54		$16.52

Total return (d)	4.94%		4.89%		(9.30)%		21.32%		10.36%

Net assets at end of year (000’s)	$4,914		$6,682		$19,811		$36,777		$58,213

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.02%		2.03%		1.72%		1.70%		1.70%
Ratio of net expenses to average net assets	1.44	% (e)	1.70	% (e)	1.70	% (e)	1.70%		1.70%
Ratio of net investment income (loss) to average net assets	0.53	% (e)	0.10	% (e)	(0.18	)% (e)	(0.32)%		1.39%
Portfolio turnover rate	30%		33%		39%		22%		36%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the year.

(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.

(c)	Amount rounds to less than $0.01 per share.

(d)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reimbursed expenses for the years ended November 30, 2020, 2019, and 2018.

(e)	Ratio was determined after fee reductions and/or expense reimbursements.
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LYRICAL INTERNATIONAL VALUE EQUITY FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period:

	Period
	Ended
	Nov. 30,
	2020 (a)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income (b)	0.05
Net realized and unrealized gains on investments and foreign currencies	0.97
Total from investment operations	1.02

Net asset value at end of period	$11.02

Total return (c)	10.20	% (d)

Net assets at end of period (000’s)	$613

Ratios/supplementary data:
Ratio of total expenses to average net assets	21.16	% (e)
Ratio of net expenses to average net assets (f)	1.03	% (e)
Ratio of net investment income to average net assets (f)	0.72	% (e)
Portfolio turnover rate	25	% (d)

(a)	Represents the period from the commencement of operations (March 2, 2020) through November 30, 2020.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees and reimbursed expenses for the period ended November 30, 2020.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after fee reductions and/or expense reimbursements.

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LYRICAL INTERNATIONAL VALUE EQUITY FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period:

	Period
	Ended
	Nov. 30,
	2020 (a)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income (b)	0.04
Net realized and unrealized gains on investments and foreign currencies	0.96
Total from investment operations	1.00

Net asset value at end of period	$11.00

Total return (c)	10.00	% (d)

Net assets at end of period (000’s)	$663

Ratios/supplementary data:
Ratio of total expenses to average net assets	21.14	% (e)
Ratio of net expenses to average net assets (f)	1.27	% (e)
Ratio of net investment income to average net assets (f)	0.52	% (e)
Portfolio turnover rate	25	% (d)

(a)	Represents the period from the commencement of operations (March 2, 2020) through November 30, 2020.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees and reimbursed expenses for the period ended November 30, 2020.

(d)	Not annualized.

(e)	Annualized.

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Customer Privacy Notice
FACTS	WHAT DO THE LYRICAL U.S. VALUE EQUITY FUND AND THE LYRICAL INTERNATIONAL VALUE EQUITY FUND (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

▪       Social Security number

▪       Assets

▪       Retirement Assets

▪       Transaction History

▪       Checking Account Information

▪       Purchase History

▪       Account Balances

▪       Account Transactions

▪       Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-884-8099
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Who we are
Who is providing this notice?	Lyrical U.S. Value Equity Fund Lyrical International Value Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?

▪       Open an account

▪       Provide account information

▪       Give us your contact information

▪       Make deposits or withdrawals from your account

▪       Make a wire transfer

▪       Tell us where to send the money

▪       Tell us who receives the money

▪       Show your government-issued ID

▪       Show your driver’s license

We also collect your personal information from other companies.

We collect your personal information, for example, when you

Why can’t I limit all sharing?

▪       Sharing for affiliates’ everyday business purposes –
information about your creditworthiness

▪       Affiliates from using your information to market to you

▪       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Federal law gives you the right to limit only

Definitions
Affiliates

Lyrical Asset Management LP, the investment adviser to the Funds, could be deemed to be an affiliate.

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Nonaffiliates	The Funds do not share with nonaffiliates so they can market to you. Companies not related by common ownership or control. They can be financial and nonfinancial companies
Joint marketing	The Funds do not jointly market. A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

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For Additional Information

Additional information about the Funds is included in the SAI, which is incorporated by reference in its entirety.

Additional information about each Fund’s investments is available (or will be available in the case of the International Fund) in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports or other information about the Funds, or to make inquiries about the Funds, please call Toll-Free:

1-888-884-8099

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Funds’ website at www.lyricalvaluefunds.com or upon written request to the Funds at:

Lyrical U.S. Value Equity Fund/Lyrical International Value Equity Fund (as appropriate)
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Only one copy of a Prospectus or an Annual or Semi-Annual Report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or an Annual or Semi-Annual Report at any time by calling, writing the Funds or by downloading free of charge at www.lyricalvaluefunds.com. You may also request that Householding be eliminated from all your required mailings.

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of information on the SEC’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-22680

Statement of Additional Information

March 30, 2021

LYRICAL U.S. VALUE EQUITY FUND

Institutional Class (LYRIX)

Investor Class (LYRBX)

LYRICAL INTERNATIONAL VALUE EQUITY FUND

Institutional Class (LYRWX)

Investor Class (LYRNX)

Series of

ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus for the Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund (each a “Fund,” and together, the “Funds”) dated March 30, 2021, which may be supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectus may be obtained without charge, upon request, by writing the Funds at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling toll-free 1-888-884-8099 or by visiting the Funds’ website at www.lyricalvaluefunds.com ..

TABLE OF CONTENTS

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS	2
INVESTMENT RESTRICTIONS	13
CALCULATION OF SHARE PRICE	14
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	15
SPECIAL SHAREHOLDER SERVICES	16
MANAGEMENT OF THE TRUST	16
INVESTMENT ADVISER	23
PORTFOLIO TRANSACTIONS	27
THE DISTRIBUTOR	28
OTHER SERVICE PROVIDERS	29
DISTRIBUTION PLAN	31
GENERAL INFORMATION	31
ADDITIONAL TAX INFORMATION	36
FINANCIAL STATEMENTS	40
APPENDIX A (TRUSTEES AND OFFICERS)	41
APPENDIX B (TRUST’S PROXY VOTING POLICIES AND PROCEDURES)	45
APPENDIX C (ADVISER’S PROXY VOTING POLICIES AND PROCEDURES)	48
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STATEMENT OF ADDITIONAL INFORMATION

The Lyrical U.S. Value Equity Fund (the “U.S. Fund”) and the Lyrical International Value Equity Fund (the “International Fund” and together with the U.S. Fund, each a “Fund,” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end management investment company. The Trust is an unincorporated business trust that was organized under Ohio law on February 28, 2012. The Funds’ investments are managed by Lyrical Asset Management LP (the “Adviser”). For further information on the Funds, please call 1-888-884-8099 or visit the Funds’ website at www.lyricalvaluefunds.com.

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS

Information contained in this SAI expands upon information contained in the Prospectus. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Funds’ investment programs will be successful. Investors should carefully review the descriptions of the Funds’ investments and associated risks described in the Prospectus and this SAI. No investment in shares of the Funds should be made without first reading the Prospectus. Unless otherwise indicated, percentage limitations, if any, apply at the time of purchase of the applicable securities.

General Investment Risks. Prices of securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Funds owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all securities, which could also result in losses for the Funds. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of all types of securities, including securities held by the Funds, can decline.

Market Risk. Market risk is the risk that the value of the securities in the Funds’ portfolios may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Funds’ investments, economic conditions and general market conditions. Certain market events could increase volatility and exacerbate market risk, and could result in trading halts, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, terrorism, military action and epidemics, pandemics or other public health issues. Any of the foregoing market events can adversely affect the economies of one or more countries or the entire global economy, certain industries or individual issuers, and capital and security markets in ways that cannot necessarily be foreseen or quickly addressed.

As shown with the novel coronavirus disease (“COVID-19”), market events (including public health crises and concerns) can have a profound economic and business effect that results in cancellations and disruptions to supply chains and customer activity, disruption and displacement of one or more sectors or industries, closing of borders and imposition of travel restrictions and quarantines, general public concern and uncertainty and, in extreme cases, exchange trading halts due to rapidly falling prices. Further, the impact of COVID-19 has caused significant volatility and declines in global financial markets, including the U.S. financial markets. The duration and lasting impact of the COVID-19 outbreak is unclear and may not be fully known for some time.

Market events such as these and other types of market events may cause significant declines in the values and liquidity of many securities and other instruments, and significant disruptions to global business activity and financial markets. Turbulence in financial markets, and reduced liquidity in equity, credit and

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fixed income markets may negatively affect many issuers both domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Funds. During periods of market volatility, security prices (including securities held by the Funds) could change drastically and rapidly and therefore adversely affect the Funds.

Equity Securities. The equity portion of the U.S. Fund’s portfolio will generally be comprised of common stock traded on domestic securities exchanges or over-the counter markets. The equity portion of the International Fund’s portfolio will generally be comprised of common stock traded on foreign securities exchanges. In addition, each Fund may invest in domestic and foreign equity securities. The prices of equity securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Funds own, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities, including securities held by the Funds, will likely decline.

Preferred Stock, Warrants and Rights. While the Funds will generally not purchase preferred stock, warrants and rights, it may acquire ownership of such investments by virtue of its ownership of common stocks. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stock. Like common stocks, the value of preferred stock may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and industry-specific changes.

Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Foreign Securities. The Funds may invest in securities of foreign issuers that trade on United States (“U.S.”) and foreign stock exchanges or in the form of American Depositary Receipts (“ADRs”). ADRs are receipts that evidence ownership of underlying securities issued by a foreign issuer. ADRs are generally issued by a U.S. bank or trust company to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs, in registered form, are designed for use in the U.S. securities markets. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. The depositary of an unsponsored ADR is under no obligation to distribute shareholder

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communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. Investments in ADRs are subject to risks similar to those associated with direct investments in foreign securities.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The performance of foreign markets does not necessarily track U.S. markets. Foreign investments may be affected favorably or unfavorably by changes in currency rates, exchange control regulations, and capital controls. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may trade with less frequency and volume than domestic securities and therefore may exhibit less liquidity and greater price volatility than securities of U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities than in the U.S. Changes in foreign exchange rates will affect the value of those securities, which are denominated or quoted in a currency other than the U.S. dollar. Therefore, to the extent the Funds invests in a foreign security, which are denominated or quoted in currencies other than the U.S. dollar, there is a risk that the value of such security will decrease due to changes in the relative value of the U.S. dollar and the securities underlying foreign currency. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, generally higher commission rates on foreign portfolio transactions, and transaction costs of foreign currency conversions. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the U.S.), limits on proxy voting and difficulty in enforcing legal rights outside the U.S. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Foreign Exchange Risk and Currency Transactions. The Funds may invest in currency transactions. The value of foreign investments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used to (i) gain exposure to a particular currency or currencies as a part of a Fund’s investment strategy, (ii) when a security denominated in a foreign currency is purchased or sold, or (iii) when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. With respect to subparagraphs (ii) and (iii), a forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging

4

may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency. Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) includes foreign exchange forwards in the definition of “swap” as well as OTC derivatives and therefore contemplates that certain of these contracts may be exchange-traded, cleared by a clearinghouse and otherwise regulated by the Commodity Futures Trading Commission (the “CFTC”). The CFTC has been granted authority to regulate forward foreign currency contracts and many of the final regulations already adopted by the CFTC will apply to such contracts, however a limited category of forward foreign currency contracts were excluded from certain of the Dodd-Frank Act regulations by the Secretary of the U.S. Department of the Treasury (the “U.S. Treasury”). Therefore, trading by the Funds in forward foreign currency contracts excluded by the U.S. Treasury are not subject to the CFTC regulations to which other forward foreign currency contracts are subject.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an OTC trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Funds’ performance may be adversely affected as the Adviser may be incorrect in its forecasts of market value and currency exchange rates.

Investment Companies. The Funds may, from time to time, invest in securities of other investment companies, including, without limitation, money market funds and exchange traded funds (“ETFs”). Generally, under the Investment Company Act of 1940, as amended (the “1940 Act”), a fund may not acquire shares of another investment company if, immediately after such acquisition, (i) a fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) a fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) more than 10% of a fund’s total assets would be invested in investment companies. Under certain conditions, a fund may invest in registered and unregistered money market funds in excess of these limitations. The Funds expect to rely on Rule 12d1-1 under the 1940 Act when purchasing shares of a money market fund. Under Rule 12d1-1, the Funds may generally invest without limitation in money market funds as long as the Funds pay no sales charge (“sales charge”), as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund (“service fee”); or the Adviser waives its management fee in an amount necessary to offset any sales charge or service fee. The Funds generally expect to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not money market funds. Under Section 12(d)(1)(F), the Funds may generally acquire shares of another investment company unless, immediately after such acquisition, the Funds and their affiliated persons would hold more than 3% of the investment company’s total outstanding stock (the “3% Limitation”). To the extent the 3% Limitation applies to an investment the Funds wish to make, the Funds may be prevented from allocating

5

their investments in the manner that the Adviser considers optimal. Also, under the 1940 Act, to the extent that the Funds rely upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Funds must either seek instructions from their shareholders with regard to the voting of all proxies with respect to its investment in such securities and vote such proxies only in accordance with the instructions, or vote the shares held by each in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of investment company shares held by the Funds in reliance on Section 12(d)(1)(F), the Funds intend to vote such shares in the same proportion as the vote of all other holders of such securities. In addition, the U.S. Securities and Exchange Commission (the “SEC”) has recently adopted a new Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) which allows investment companies to invest in other investment companies in excess of the limitation discussed above, subject to certain conditions and restrictions. Rule 12d1-4 became effective January 19, 2021 and the Funds generally expect to rely on this rule to the extent applicable. Investments in other investment companies subject the Funds to additional operating and management fees and expenses. For example, a Fund’s investors will indirectly bear fees and expenses charged by underlying investment companies in which that Fund invests, in addition to that Fund’s direct fees and expenses.

Exchange Traded Funds and Similar Instruments. Shares of ETFs and other similar instruments may be purchased by the Funds. An ETF is typically an investment company registered under the 1940 Act that holds a portfolio of common stocks designed to track the performance of a particular index or market sector. Alternatively, ETFs may be actively managed pursuant to a particular investment strategy, similar to other non-index based investment companies. ETFs are traded on a securities exchange based on their market value. ETFs sell and redeem their shares at net asset value (“NAV”) in large blocks (typically 50,000 of its shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market like ordinary stocks in lots of any size at any time during the trading day. ETFs are traded on a securities exchange based on their market value.

Instruments the Funds may purchase that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be listed on national securities exchanges and purchased and sold in the secondary market, but unlike ETFs, are not investment companies under the 1940 Act. Such securities may also be exchange traded, but because they are not registered as investment companies, they are not subject to the percentage investment limitations imposed by the 1940 Act.

An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded), including the risk that the general level of securities prices, or that the prices of securities within a particular sector, may increase or decline, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional investment companies: (1) the market price of the ETF’s shares may trade at a discount to the ETF’s NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; (3) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; (4) ETF shares may be delisted from the exchange on which they trade; and (5) activation of “circuit breakers” by the exchange (which are tied to large decreases in stock prices) may halt trading of the ETF’s shares temporarily. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

Because ETFs and pools that issue similar instruments bear various fees and expenses, the Funds will pay a proportionate share of these expenses, as well as transaction costs, such as brokerage commissions. As with traditional investment companies, ETFs charge asset-based fees, although these fees tend to be relatively low as compared to other type of investment companies. ETFs do not charge initial sales loads or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

6

The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Funds) in excess of some of the limits discussed above under the section entitled “Investment Companies”. The Funds may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders. In accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Funds may also invest in ETFs that have not received such exemptive orders and in other investment companies in excess of these limits, as long as the Funds (and all of their affiliated persons, including the Adviser) do not acquire more than the 3% Limitation or other investment company, unless otherwise permitted to do so pursuant to permission granted by the SEC. In purchasing ETFs, the Funds will be subject to the 3% Limitation unless (i) the ETF or the Funds have received an SEC order for exemptive relief from the 3% Limitation that is applicable to the Funds; and (ii) the ETF and the Funds take appropriate steps to comply with any conditions in such order. The SEC has issued such exemptive orders to numerous ETFs and their investment advisers, which permit investment companies, including the Funds, to invest in such ETFs (“Exempted ETFs”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Exempted ETF. The Funds may enter into such agreements with one or more Exempted ETFs so that the Funds will be permitted to invest in such Exempted ETFs in excess of the 3% Limitation. If the Funds seek to redeem shares of an ETF or other investment company purchased in reliance on Section 12(d)(1)(F), the investment company is not obligated to redeem an amount exceeding 1% of the investment company’s outstanding shares during a period of less than 30 days. As discussed above under the section entitled “Investment Companies”, the Fund may also exceed some of the limits on investment in other investment companies, including ETFs, to the extent that it relies on new Rule 12d1-4.

While the creation and redemption of creation units helps an ETF maintain a market value close to NAV, the market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Funds pay more than NAV for an ETF when making a purchase) or discount (creating the risks that the Funds’ NAVs are reduced for undervalued ETFs each holds, and that the Funds receive less than NAV when selling an ETF).

Leveraged and Inverse ETF Risk. The Funds may invest in leveraged and inverse ETFs. Leveraged and inverse ETFs involve additional risks and considerations not present in traditional ETFs. Typically, shares of an index-based ETF are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), shares are expected to increase in value as the value of the underlying benchmark decreases, similar to holding short positions in the underlying benchmark. Leveraged ETFs seek to deliver multiples (e.g., 2X or 3X) of the performance of the underlying benchmark, typically by using derivatives in an effort to amplify returns (or decline, in the case of inverse ETFs) of the underlying benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater.

Leveraged and inverse ETFs “reset” over short periods of time, meaning they are designed to deliver their stated returns only for the length of their reset periods (typically daily), and are not designed to deliver their returns intraday or over periods longer than the stated reset period. Because of the structure of these products, their rebalancing methodologies and the math of compounding, extended holdings beyond the reset period can lead to results very different from a simple doubling, tripling, or inverse of the benchmark's average return over the same period of time. This difference in results can be magnified in volatile markets. Further, leveraged and inverse ETFs may have lower trading volumes or may be less tax efficient than traditional ETFs and may be subject to additional regulation. To the extent that leveraged or inverse ETFs invest in derivatives, investments in such ETFs will be subject to the risks of investments in

7

derivatives. For these reasons, leveraged and inverse ETFs are typically considered to be riskier investments than traditional ETFs.

Debt Securities. The Funds may invest in corporate debt securities and U.S. Government Obligations, as defined below. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Funds will normally purchase investment grade securities, meaning securities rated BBB or better by S & P’s Global Ratings (“S&P”), Baa or better by Moody’s Investor Services (“Moody’s”), or any comparable rating by another any nationally recognized statistical rating organization (“NRSRO”) or, if unrated, as determined by the Adviser to be of comparable quality.

U.S. Government Obligations. The Funds may invest in U.S. Government Obligations. “U.S. Government Obligations” include securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, and by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

Agencies and instrumentalities established by the U.S. government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the U.S. Treasury. In the case of U.S. Government Obligations not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. government itself in the event the agency or instrumentality does not meet its commitment. U.S. Government Obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. Any guarantee of the U.S. government will not extend to the yield or value of the Funds’ shares.

Money Market Instruments. The Funds may invest in money market instruments. Money market instruments may include, without limitation, U.S. Government Obligations or certain types of corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Banker’s Acceptances, Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, Variable Amount Demand Master Notes (“Master Notes”) and shares of money market investment companies. Banker’s Acceptances are time drafts drawn on and “accepted” by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank “accepts” such a time draft, it assumes liability for its payment. When a Fund acquires a Banker’s Acceptance, the bank which “accepted” the time draft is liable for payment of interest and principal when

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due. The Banker’s Acceptance, therefore, carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Funds would generally be in amounts of $100,000 or more. Commercial Paper is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated in the highest rating category by any NRSRO or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser’s assessment. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds. The Funds may invest in shares of money market investment companies to the extent permitted by the 1940 Act.

Repurchase Agreements. The Funds may invest, directly or indirectly, in repurchase agreements. A repurchase agreement transaction occurs when an investor (e.g., a Fund) purchases a security (normally a U.S. government security), from a counterparty with the understanding that the investor will later resell the security to the same counterparty (normally a member bank of the Federal Reserve or a registered government securities dealer). A Fund’s initial purchase is essentially a loan to the counterparty that is collateralized by the security (and/or securities substituted for them under the repurchase agreement). The Fund must return the security to the counterparty when the counterparty repurchases it at a later date and higher price. The repurchase price exceeds the purchase price by an amount that reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. The Adviser will consider the creditworthiness of the counterparty. If the counterparty fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. A Fund will not enter into any repurchase agreement that would cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Illiquid Investments. A Fund may not purchase or otherwise acquire any illiquid investment if, immediately after the acquisition, the value of the illiquid investments held by the Fund would exceed 15% of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments pose risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio investments and the Fund may be unable to dispose of illiquid investments promptly or at reasonable prices. Under the supervision of the Trust’s Board of Trustees (the “Board”), the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser, the Trustees monitor investments in illiquid investments. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid investments, the Fund would seek to take appropriate steps to bring the Fund’s illiquid investments to or below 15% of its net assets per the requirements of Rule 22e-4 of the 1940 Act. The sale of some illiquid and other types of investments may be subject to legal restrictions.

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If the Fund invests in investments for which there is no ready market, it may not be able to readily sell such investments. Such investments are unlike investments that are traded in the open market, and which can be expected to be sold immediately if the market is adequate. The sale price of illiquid investments once realized may be lower or higher than the Adviser’s most recent estimate of their fair market value. Generally, less public information is available about the issuers of such illiquid investments than about companies whose investments are publicly traded.

Restricted Securities. Within its limitations on investment in illiquid investments, a Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Restricted securities are generally considered to be illiquid unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(a)(2) commercial paper” or is otherwise eligible for resale pursuant the Securities Act of 1933, as amended . The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Investing in restricted securities, including securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, may decrease the liquidity of a Fund’s portfolio to the extent that qualified buyers become for a time uninterested in purchasing these restricted securities.

Borrowing Money. The Funds may, to the extent permitted under the 1940 Act, borrow money in order to maintain necessary liquidity to meet redemption requests or for extraordinary or emergency purposes. Borrowing involves the creation of a liability that requires a Fund to pay interest. In the event a Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets. In an extreme case, if a Fund’s current investment income were not sufficient to meet the interest expense of borrowing, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Lending of Portfolio Securities. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Board. In determining whether the Funds will lend securities, the Adviser will consider all relevant facts and circumstances. The Funds may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities, or letters of credit. The Funds might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the applicable Fund collateral in the form of cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any dividends or interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, a Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Funds may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan. Loans are subject to termination at the option of the Funds or

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the borrower, at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. If a Fund invests the cash collateral from the borrower, there is the risk that such investment may result in a financial loss. In such an event, the Fund would be required to repay the borrower out its assets.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the Adviser normally intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the Adviser believes a material event affecting the loaned securities will occur or the Adviser otherwise believes it necessary to vote.

The Funds did not engage in the lending of portfolio securities during the past fiscal year.

Economic and Regulatory Risks. Domestic and foreign governments and agencies thereof often adopt an active approach to managing economic conditions within a nation, which may have material effects on the securities markets within the nation. A government may pursue supportive policies that include, but are not limited to, lowering corporate and personal tax rates and launching simulative government spending programs designed to improve the national economy or sectors thereof. Agencies of a government, including central banks, may pursue supporting policies that include, but are not limited to, setting lower interest rate targets and buying and selling securities in the public markets. Governments and agencies thereof may also attempt to slow economic growth if the pace of economic growth is perceived to be too great and pose a long-term risk to the economy or a sector thereof. In each instance, the actions taken may be less successful than anticipated or may have unintended adverse consequences. Such a failure or investor perception that such efforts or support are failing could negatively affect securities markets generally, as well as result in higher interest rates, increase market volatility and reduce value and liquidity of certain securities, including securities held by the Funds.

In addition, governments and agencies thereof may enact additional regulation or engage in deregulation that negatively impacts the general securities markets or a sector thereof. Given the potential broad scope and sweeping nature of some regulatory actions, the potential impact a regulatory action may have on securities held by the Funds may be difficult to determine and may not be fully known for an extended period of time. Accordingly, regulatory actions could adversely affect the Funds.

Sector Risk. The Funds may, at times, be more heavily invested in certain industries or sectors. Sector risk is the possibility that securities within the same group of industries or sectors will decline in price due to sector-specific market or economic developments. If a Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, a Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries or in different sectors. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in these sectors.

Country Risk. The International Fund may, at times, be more heavily invested in certain countries or geographic regions. Country risk is the possibility that securities within the a specific country or geographic region will decline in price due to specific market, political or economic developments in that country or geographic region. If the International Fund invests more heavily in a particular country or geographic region, the value of its shares may be sensitive to factors and economic risks that specifically affect that country or geographic region. Moreover, changing economic, political or overall financial market conditions in a country or geographic region could adversely impact the market value of the securities held by the International Fund in such country or geographic region. As a result, the International Fund’s share

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price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of countries or in different geographic regions.

Cybersecurity Risk. The Funds and their service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose or compromise confidential, proprietary or private personal information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential, proprietary or private personal information or various other operational disruptions. Successful cybersecurity breaches of a Fund and/or a Fund’s investment adviser, distributor, custodian, transfer agent, or other third-party service providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of proprietary or private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. The Funds rely on third party service providers for many of the day-to-day operations and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Funds from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. There is no guarantee the Funds will be successful in protecting against cybersecurity breaches.

Temporary Defensive Positions. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies. If the Adviser believes a temporary defensive position is warranted in view of market conditions, the Funds may hold cash or invest up to 100% of their assets in high-quality short-term government or corporate obligations, money market instruments or shares of money market mutual funds. Taking a temporary defensive position may prevent the Funds from achieving their investment objectives.

Operational Risk. An investment in the Funds involves operational risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. Any of these failures or errors could result in a loss or compromise of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there is no guarantee that the Funds will not suffer losses due to operational risk.

Portfolio Turnover. The portfolio turnover rate for each Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. A Fund’s portfolio turnover rate may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may

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result in additional tax consequences to the Fund’s shareholders. For the fiscal years/periods listed below, the portfolio turnover rates for the Funds were:

Lyrical U.S. Value Equity Fund		Lyrical International Value Equity Fund*
Fiscal Year Ended November 30	Portfolio Turnover Rate	Fiscal Period Ended November 30	Portfolio Turnover Rate
2020	30%	2020	25%
2019	33%	N/A	N/A

*	The International Fund was formed in 2020 and therefore it did not have a portfolio turnover rate in 2019.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following fundamental investment limitations that may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding voting securities of the applicable Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding voting securities of the applicable Fund. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities. See the Prospectus for more information about the Funds’ investment objectives and investment strategies, each of which are not fundamental and may be changed without shareholder approval.

FUNDAMENTAL RESTRICTIONS. For each Fund, as a matter of fundamental policy:

1. Borrowing Money. The Fund may, subject to the restrictions of the 1940 Act, borrow money from banks as a temporary measure. For example, the Fund may borrow money to meet redemption requests or for extraordinary of emergency purposes. In the event the Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets.

2. Senior Securities. The Fund will not issue senior securities, except as permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Fund will not act as underwriter, except to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

4. Real Estate. The Fund will not directly purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from holding or selling real estate acquired as a result of the Fund’s ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options, forward contracts, or futures contracts, including those relating to indices, or options on futures contracts or indices, or from investing in securities or other instruments backed by commodities or

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from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, banker’s acceptances, repurchase agreements and any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff shall not be deemed to be the making of a “loan”. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

7. Concentration. The Fund will not invest more than 25% of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government (including its agencies and instrumentalities) or state or municipal governments and their political subdivisions (or other revenue bonds issued in connection with an identifiable industry; e.g., healthcare of education) or repurchase agreements with respect thereto, or investments in registered investment companies, except that the portfolios of registered investment companies will be included when calculating such concentration.

With respect to the “fundamental” investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities restriction relating to illiquid securities are exceptions to this general rule.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

The 1940 Act permits each Funds to borrow money from banks in an amount up to one-third of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). In general, a Fund may not issue any class of senior security, except that the Fund may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in the event such asset coverage falls below 300% the Fund will within three days (excluding holidays and Sundays) or such longer period as the SEC may prescribe by rules and regulation, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including options, futures, forward contracts and reverse repurchase agreements, provided that the Fund earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

CALCULATION OF SHARE PRICE

The share price or NAV of shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following

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holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For purposes of computing a Fund’s NAV, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the closing bid and ask prices on the NYSE or other primary exchange for that day. National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean of the most recently quoted bid and ask prices as reported by NASDAQ. Securities traded in the over-the-counter (“OTC”) market are valued at the last sale price, if available, otherwise at the mean of the most recently quoted bid and ask prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. Fixed-income securities are normally valued based on prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities and developments related to specific securities. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. One or more pricing services may be utilized to determine the fair value of securities held by the Funds. The methods used by independent pricing services and the quality of valuations so established are reviewed by the Adviser and the Funds’ administrator under the general supervision of the Board. To the extent the assets of the Funds are invested in other open-end investment companies that are registered under the 1940 Act and not traded on an exchange, the Funds’ NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds are offered for sale on a continuous basis. Shares are sold and redeemed at their NAV, as next determined after receipt of the purchase or redemption order in proper form.

The Funds may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by a Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of its assets.

Each Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind”. Redemptions in kind will be made only under extraordinary circumstances and if a Fund deems it advisable for the benefit of its shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). A redemption in kind will consist of liquid securities equal in market value to a Fund’s shares being redeemed,

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using the same valuation procedures that a Fund uses to compute its NAV. Redemption in kind proceeds will typically be made by delivering a pro-rata amount of a Fund’s holdings that are readily marketable securities to the redeeming shareholder within 7 days after a Fund’s receipt of the redemption order in proper form. If a Fund redeems your shares in kind, you will bear the market risks associated with maintaining or selling the securities paid as redemption proceeds. In addition, when you sell these securities, you bear the risk that the securities have become less liquid and are difficult to sell. You also will be responsible for any taxes and brokerage charges associated with selling the securities.

SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, each Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish. When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction.

Automatic Investment Plan. The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund’s transfer agent will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the NAV on or about the fifteenth and/or the last business day of the month, or both. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Transfer of Registration. To transfer shares to another owner, send a written request to Lyrical U.S. Value Equity Fund/Lyrical International Value Equity Fund (as appropriate), c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Your request should include the following: (i) the Fund’s name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) if it is for a new account, a completed account application, or if it is an existing account, the account number; (iv) Medallion signature guarantees (See the heading “How to Redeem Shares – Signature Guarantees” in the Prospectus); and (v) any additional documents that are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

MANAGEMENT OF THE TRUST

Overall responsibility for management and supervision of each Fund and the Trust rests with the Board. The members of the Board (the “Trustees”) are elected by the Trust’s shareholders or are existing members of the Board as permitted under the 1940 Act and the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”). Each Trustee serves for a term of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as Trustees.

The Trust will be managed by the Board in accordance with the laws of the State of Ohio governing business trusts. There are currently six Trustees, five of whom are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). The Independent Trustees receive compensation

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for their services as Trustees and attendance at meetings of the Board. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

Attached in Appendix A is a list of the Trustees and executive officers of the Trust, their year of birth and address, their present position with the Trust, length of time served in their position, and their principal occupation(s) during the past five years, and any other directorships held by the Trustee. Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are Independent Trustees are identified in the table.

Leadership Structure and Qualifications of Trustees

As noted above, the Board consists of six Trustees, five of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust.

In addition to the Funds, the Trust has other series managed by other investment advisers. The Board has engaged various investment advisers to oversee the day-to-day management of the Trust’s series. The Board is responsible for overseeing these investment advisers and the Trust’s other service providers in the operations of the Trust in accordance with the 1940 Act, other applicable federal and state laws, and the Declaration of Trust.

The Board meets at least four times throughout the year. The Board generally meets in person, but may meet by telephone or videoconference as permitted by the 1940 Act. In addition, the Trustees may meet in person, by telephone or videoconference at special meetings or on an informal basis at other times. The Independent Trustees also meet at least quarterly without the presence of any representatives of management.

Board Leadership

The Board is led by its Chairperson, Ms. Janine L. Cohen, who is also an Independent Trustee. The Chairperson generally presides at all Board Meetings, facilitates communication and coordination between the Trustees and management, and reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairperson works closely with Trust counsel and counsel to the Independent Trustees, and is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Funds, including monitoring the activities of all of the Funds’ service providers.

The Board believes that its leadership structure, including having an Independent Trustee serve as Chairperson and five out of six Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

Board Committees. The Board has established the following standing committees:

Audit Committee (formerly known as the Committee of Independent Trustees): The principal functions of the Audit Committee are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (iv) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’

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shareholders, on the one hand, and those of the series’ investment manager on the other hand. Messrs. David M. Deptula, Robert E. Morrison, and Clifford N. Schireson, and Mses. Janine L. Cohen and Jacqueline A. Williams are the members of the Audit Committee. Mr. Deptula is the Chairperson of the Audit Committee and presides at its meetings. The Audit Committee met five times during the Funds’ prior fiscal period.

Nominations and Governance Committee (the “Governance Committee” formerly known as the Nominating Committee): The Governance Committee nominates and selects persons to serve as members of the Board, including Independent Trustees and “interested” Trustees and assists in reviewing the Trust’s governance practices and standards. In selecting and nominating persons to serve as Independent Trustees, the Governance Committee will not consider nominees recommended by shareholders of the Trust unless required by law. Messrs. Deptula, Morrison, and Schireson and Mses. Cohen and Williams are the members of the Governance Committee. Mr. Morrison is the Chairperson of the Governance Committee and presides at its meetings. The Governance Committee did not meet during the Funds’ prior fiscal period.

Qualifications of the Trustees. The Governance Committee reviews the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Board. In evaluating a candidate for nomination or election as a Trustee, the Governance Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Governance Committee believes contribute to the oversight of the Trust’s affairs. The Board has concluded, based on the recommendation of the Governance Committee, that each Trustee’s experience, qualifications, attributes or skills on both an individual basis and in combination with the other Trustees, that each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees support this conclusion. In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

In addition to the Trustee qualifications listed above, each of the Trustees has additional Trustee qualifications including, among other things, the experience identified in the “Trustees and Executive Officers” table included in Appendix A and as follows:

Interested Trustee

David R. Carson is Senior Vice President, Client Strategies for Ultimus Fund Solutions, LLC (“Ultimus”). Mr. Carson is also a Trustee of Unified Series Trust. Mr. Carson served as President of the Trust from 2013 until January 2021, and serves as President of the Centaur Mutual Funds Trust from 2018 to present.  Prior to joining Ultimus in 2013, Mr. Carson served as the Chief Operations and Compliance Officer for The Huntington Funds from 2005 until 2013, for The Flex-Funds from 2006 until 2011, for Meeder Financial from 2007 until 2011, for Huntington Strategy Shares from 2012 until 2013, and for Huntington Asset Advisors during 2013. Mr. Carson also served as Vice President of Huntington National Bank from 2001 until 2013. Mr. Carson holds a B.A. in English from Kenyon College in Gambier, Ohio. Dave was Co-Founder and Director of Advancing Fund Governance, organized for those charged with fund governance to help members best serve shareholders and stakeholders. He is an active member of the Investment Company Institute (ICI) and served as board chair of the Cincinnati Shakespeare Festival. Mr. Carson has been a Trustee since January 2021.

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Independent Trustees

David M. Deptula has served as Vice President of Legal and Special Projects for Dayton Freight Lines, Inc. since February 1, 2016. Prior to that position, Mr. Deptula was Vice President of Tax Treasury for Standard Register, Inc. (a company that provides solutions for companies to manage their critical communications, previously The Standard Register Company) since November 2011. (Standard Register, Inc. a newly formed subsidiary of Taylor Corporation, purchased assets of The Standard Register Company on July 31, 2015.) Prior to joining Standard Register, Mr. Deptula was a Tax Partner at Deloitte Tax LLP (“Deloitte”). Mr. Deptula joined Deloitte in 1984 and remained with Deloitte until October of 2011. During his tenure at Deloitte, he was actively involved in providing tax accounting services to open-end mutual funds and other financial services companies. Mr. Deptula holds a B.S. in Accounting from Wright State University and a Juris Doctor from University of Toledo. He is also a Certified Public Accountant. Mr. Deptula has been a Trustee since June 2012.

Janine L. Cohen, retired, was an executive at AER Advisors, Inc. (“AER”) from 2004 through her retirement in 2013. Ms. Cohen served as the Chief Financial Officer (“CFO”) from 2004 to 2013 and Chief Compliance Officer (“CCO”) from 2008 to 2013 at AER. During her tenure at AER, she was actively involved in developing financial forecasts, business plans, and SEC registrations. Prior to those roles, Ms. Cohen was a Senior Vice President at State Street Bank. Ms. Cohen has over 30 years of experience in the financial services industry. She holds a B.S. in Accounting and Math from the University of Minnesota and is a Certified Public Accountant. Ms. Cohen has been the Chairperson since October 2019 and a Trustee since January, 2016.

Jacqueline A. Williams has served as the Managing Member of Custom Strategies Consulting, LLC since 2017, where she provides consulting services to investment managers. Prior to that, she served as a Managing Director of Global Investment Research for Cambridge Associates, LLC since 2005. Earlier in her career, Ms. Williams served as a Principal at Equinox Capital Management, LLC where she was chairperson of the stock selection committee and the firm's financial services analyst. Ms. Williams also served as an Investment Analyst at IBJ Schroder Bank & Trust Company where she monitored U.S. financial services stocks. Ms. Williams has over 25 years of experience in the investment management industry. Ms. Williams earned an A.B. in Religion from Duke University and a Ph.D. in Religious Studies from Yale University. She has been a Chartered Financial Analyst charter holder since 1990. Ms. Williams has been a Trustee since June 2019.

Clifford N. Schireson is the founder of Schireson Consulting, LLC, which he launched in 2017. Prior to that, from 2004 to 2017, he was Director of Institutional Services at Brandes Investment Partners, LP, an investment advisory firm, where he was a member of the fixed-income investment committee. From 1998 to 2004, he was a Managing Director at Weiss, Peck & Greer LLC specializing in fixed-income products for both taxable and municipal strategies for institutional clients. Mr. Schireson has over 20 years of experience in the investment management industry. Mr. Schireson holds an A.B. in Economics from Stanford University and an M.B.A. from Harvard Business School. Mr. Schireson has been a Trustee since June 2019.

Robert E. Morrison serves as a Senior Vice President at Huntington Private Bank, where he has worked since 2014. From 2006 to 2014, he served as the CEO, President and Chief Investment Officer of 5 Star Investment Management. Mr. Morrison has a B.S. in Forestry Management from Auburn University and is a graduate of the Personal Financial Planning program of Old Dominion University. Mr. Morrison previously served on the Ultimus Managers Trust Board of Trustees as the Founding Chairman of the Trust in 2012. Mr. Morrison retired from the Board in 2014 as a result of a business conflict that no longer exists. Mr. Morrison has over 32 years of financial services experience, focusing on asset management and wealth management. Mr. Morrison has been a Trustee since June 2019.

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References above to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Risk Oversight. The operation of a mutual fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Funds, the Board oversees risk through various regular board and committee activities. The Board, directly or through its committees, reviews reports from, among others, the Adviser, the Trust’s CCO, the Trust’s independent registered public accounting firm, and outside legal counsel, regarding risks faced by the Funds and the risk management programs of the Adviser, with respect to the Funds’ investments and trading activities, and certain service providers. The actual day-to-day risk management with respect to the Funds resides with the Adviser, with respect to the Funds’ investment and trading activities, and other service providers to the Funds. Although the risk management policies of the Adviser and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Funds can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board or the Adviser or other service providers. The Independent Trustees meet separately with the Trust’s CCO at least annually, outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives an annual written report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the Trust’s CCO to address matters arising between regular meetings.

The Board also receives quarterly reports from the Adviser on the investments and securities trading of each Fund, including each Fund’s investment performance, as well as reports regarding the valuation of each Fund’s securities (when applicable). The Board also receives quarterly reports from the Funds’ administrator (the “Administrator”), transfer agent (the “Transfer Agent”) and the Distributor on regular quarterly items and, where appropriate and as needed, on specific issues. In addition, in its annual review of each Fund’s investment advisory agreement (each an “Advisory Agreement”), the Board reviews information provided by the Adviser relating to its operational capabilities, financial condition and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing, among other things, the number of funds in the Trust and the effectiveness of the Board’s committee structure.

Trustees’ Ownership of the Funds’ Shares. The following table shows each Trustee’s beneficial ownership of shares of the Funds and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2020.

Dollar Range of Shares owned by Trustee in
Name of Trustee	U.S. Fund	International Fund	All Funds in Trust Overseen by Trustee
Interested Trustee
David R. Carson*	None	None	$10,001 - $50,000
Independent Trustees
David M. Deptula	None	None	None
Janine L. Cohen	None	None	$50,001 - $100,000
Jacqueline A. Williams	None	None	None
Clifford N. Schireson	None	None	None
Robert E. Morrison	None	None	None

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*Mr. Carson’s term as Trustee did not commence until January 22, 2021.

Ownership in Fund Affiliates. As of December 31, 2020, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Distributor or any affiliate of the Adviser or the Distributor.

Trustee Compensation. No director, officer or employee of the Adviser or the Funds’ Distributor receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Independent Trustee receives a $500 per meeting fee and a $1,300 annual retainer for each series of the Trust, except the Chairperson who receives a $1,500 annual retainer for serving as Chairperson. The Trust reimburses each Trustee and officer for their travel and other expenses incurred by attending meetings. The following table provides the amount of compensation paid to each Trustee during the Funds’ fiscal year ended November 30, 2020:

	Aggregate Compensation From the		Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From All Funds Within the Trust
Name of Trustee	U.S. Fund	International Fund
Interested Trustee
David R. Carson*	None		None	None	None
Independent Trustees
Janine L. Cohen	$3,500	$3,625	None	None	$65,750
David M. Deptula	$3,300	$3,475	None	None	$62,250
Robert E. Morrison	$3,300	$3,475	None	None	$62,250
Clifford N. Schireson	$3,300	$3,475	None	None	$62,250
Jacqueline A. Williams	$3,300	$3,475	None	None	$62,250
*Mr. Carson’s term as Trustee commenced on January 22, 2021.

Principal Holders of Voting Securities. As of March 22, 2021, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting or investment power) less than 1% of the then outstanding shares of the Funds. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Funds:

Name and Address of Record Owner	Percentage Ownership
Lyrical U.S. Value Equity Fund - Institutional Class
Morgan Stanley Smith Barney LLC Special Custody Account for the Exclusive Benefit of Customers of MSSB 1 New York Plaza 12th Floor New York, NY 10004	24.50%*
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	5.75%*
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Merrill Lynch, Pierce Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246	7.82%*
Special Custody A/C Exclusive Benefit of Customers of UBSFSI Omni Account N/F 1000 Harbor Blvd, 5th Floor Weehawken, NJ 07086	7.84%*
* The Fund believes that such entity does not have a beneficial interest of such shares.

Lyrical U.S. Value Equity Fund - Investor Class

Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	14.51%*
Merrill Lynch, Pierce Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246	12.52%*
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	5.92%*
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	5.92%*
TD Ameritrade Inc For The Exclusive Benefit of Customers PO Box 2226 Omaha, NE 68103-2226	5.36%*
* The Fund believes that such entity does not have a beneficial interest of such shares.

Lyrical International Value Equity Fund - Institutional Class
Lyrical Asset Management LP 250 W 55th St., 37th Floor New York, NY 10019	61.65%
Charles Schwab & Co, Inc./Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	38.35%

Lyrical International Value Equity Fund - Investor Class

Lyrical Asset Management LP 250 W 55th St., 37th Floor New York, NY 10019	69.16%
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Charles Schwab & Co, Inc./Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	11.64%*
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	5.32%*
*The Fund believes that such entity does not have a beneficial interest of such shares.

A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than the vote of other shareholders.

INVESTMENT ADVISER

Lyrical Asset Management LP, located at 250 West 55th Street, 37th Floor, New York, New York 10019, serves as the investment adviser to the Funds pursuant to the Investment Advisory Agreement dated January 22, 2013 with respect to the Lyrical U.S. Value Equity Fund, and dated January 22, 2020 with respect to the Lyrical International Value Equity Fund (each an “Advisory Agreements and, hereinafter referred to collectively as the “Advisory Agreements”). The Adviser was organized in 2008 and also provides investment advisory services to high net worth individuals, pension and profit sharing plans, corporations and other businesses and a Undertaking for Collective Investment in Transferable Securities (“UCITS”) fund. The Adviser is controlled by Lyrical Asset Management GP LP, Andrew B. Wellington, Jeffrey A Keswin, Jeffrey M. Moses, and Edward P. Gage.

Subject to each Fund’s investment objective and policies approved by the Board, the Adviser is responsible for providing each Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolios.

The Advisory Agreements remain in effect for periods of one year, except for an initial two year term in the case of the International Fund, only so long as such renewal and continuance is specifically approved at least annually by the Board or by vote of a majority of the applicable Fund’s outstanding voting securities, provided that the continuance is also approved by a majority of the Independent Trustees. The Advisory Agreements are terminable without penalty on 60 days’ notice by the Board or by vote of a majority of the outstanding voting securities of the Funds. The Advisory Agreements provide that they will terminate automatically in the event of their “assignment,” as such term is defined in the 1940 Act.

The U.S.Fund pays the Adviser a monthly investment advisory fee (“Management Fee”) computed at the annual rate of 0.85% of its average daily net assets. Prior to April 1, 2020, the U.S. Fund paid the Adviser a Management Fee computed at the annual rate of 1.25% of its average daily net assets. Under an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has agreed to reduce its Management Fee and to reimburse U.S. Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, cost to organize the U.S. Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the U.S. Fund’s business,) to an amount not exceeding 1.24% of the average daily net assets for the Investor Class shares and 0.99% of the average daily net assets for the Institutional Class shares. Prior to April 1, 2022, the Expense Limitation Agreement may be modified or terminated only with the approval of the Board. Management Fee reductions and expense reimbursements by the Adviser, are subject to repayment by the U.S. Fund for a period of three years after

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the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2020, the Adviser had agreed with respect to the U.S. Fund to reduce the Management Fee and reimburse U.S. Fund expenses to the extent necessary to limit Annual Operating Expenses of the International Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, cost to organize the U.S. Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the U.S. Fund’s business) to an amount not exceeding 1.70% of the average daily net assets for the Investor Class shares and 1.45% of the average daily net assets for the Institutional Class shares.

The International Fund pays the Adviser a Management Fee computed at the annual rate of 0.85% of its average daily net assets. Prior to April 1, 2020, the International Fund paid the Adviser a Management Fee computed at the annual rate of 1.25% of its average daily net assets. Under the same Expense Limitation Agreement, the Adviser has agreed to reduce its Management Fee and to reimburse International Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, cost to organize the International Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the International Fund’s business,) to an amount not exceeding 1.24% of the average daily net assets for the Investor Class shares and 0.99% of the average daily net assets for the Institutional Class shares. Prior to April 1, 2022, the Expense Limitation Agreement may be modified or terminated only with the approval of the Board. Management Fee reductions and expense reimbursements by the Adviser, are subject to repayment by the International Fund for a period of three years after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2020, the Adviser had agreed with respect to the International Fund to reduce the Management Fee and reimburse Fund expenses to the extent necessary to limit Annual Operating Expenses of the International Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, cost to organize the International Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the International Fund’s business) to an amount not exceeding 1.70% of the average daily net assets for the Investor Class shares and 1.45% of the average daily net assets for the Institutional Class shares.

The following table provides the compensation paid to the Adviser by the Funds and Management Fee reductions and expense reimbursements made by the Adviser during the fiscal years/periods indicated:

Lyrical U.S. Value Equity Fund

Fiscal Year Ended November 30,	Management Fees Accrued	Management Fee Reductions	Expense Reimbursements	Net Advisory Fees Received by Adviser
2020	$3,959,247	$65,261	$71,455	$3,822,531
2019	$9,545,127	None	$27,433	$9,517,694
2018	$14,926,281	None	$6,222	$14,920,059

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Lyrical International Value Equity Fund

Fiscal Period Ended November 30,	Management Fees Accrued	Management Fee Reductions	Expense Reimbursements	Net Advisory Fees Received by Adviser
2020	$6,541	$6,541	$142,162	$0
2019	NA	NA	NA	NA

The Adviser manages each Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight of the Board. The Adviser is responsible for investment decisions, and provides each Fund with a portfolio manager to execute purchases and sales of securities. The Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust or a Fund in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

Portfolio Manager

The U.S. Fund is managed by Andrew B. Wellington (the “Portfolio Manager”), who has responsibility for the day-to-day implementation of investment strategies for that Fund.

 The International Fund is managed by John Mullins and Dan Kaskawits, each of whom has responsibility for the day-to-day implementation of investment strategies for that Fund.

Other Accounts Managed by Portfolio Managers

In addition to the Funds, the Portfolio Managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of November 30, 2019.

Portfolio Manager	Type of Accounts	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts Managed with Advisory Fee Based on Performance
Andrew B. Wellington	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	4	$1.6B	4	$1.6B
	Other Accounts	355	$5.2B	82	$0.9B

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Portfolio Manager	Type of Accounts	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts Managed with Advisory Fee Based on Performance
John Mullins	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	4	$1.6B	4	$1.6B
	Other Accounts	355	$5.2B	82	$0.9B
Dan Kaskawits	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	4	$1.6B	4	$1.6B
	Other Accounts	355	$5.2B	82	$0.9B

Potential Conflicts of Interest

Each Portfolio Manager’s management of other investment pooled vehicles and other accounts (the “Other Accounts”) may give rise to potential conflicts of interest in connection with his management of a Fund’s investments, on the one hand, and the investments of the other Fund or the Other Accounts, on the other. A potential conflict of interest may arise when a particular investment may be suitable for both a Fund and the Other Accounts, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of the Other Accounts and to the disadvantage of the Funds or vice versa. Further, differences in the compensation structures of the Adviser with the Other Accounts may give rise to a conflict of interest by creating an incentive for the Portfolio Managers to allocate investment opportunities they believe might be the most profitable to the client accounts where the Adviser might benefit the most from the investment gains. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

A potential conflict of interest may arise as a result of the Portfolio Managers’ day-to-day management of the Funds. The Portfolio Managers know the size and timing of trades for the Funds and the Other Accounts, and may be able to predict the market impact of Fund trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Funds, or vice versa.

Compensation

Andrew Wellington receives a salary and is a principal owner of the Adviser.

John Mullins and Dan Kaskawits each receive a salary and participates in a bonus pool determined as a percentage of firm net revenues. Up to one half of the bonus pool payments may be deferred for three years. Each also receives a fixed percentage of the investment adviser’s net management fee received from the

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International Fund, half of which may be deferred for three years and indexed to the gross performance of the International Fund’s strategy.

Ownership of Fund Shares

The table below shows the value of shares of the Funds beneficially owned by the Portfolio Manager of the Funds as of November 30, 2020 stated as one of the following ranges: A = None; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; E = $100,001–$500,000; F = $500,001–$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Shares of the U.S. Fund	Dollar Range of Shares of the International Fund
Andrew B. Wellington	G	G
John Mullins	A	F
Dan Kaskawits	A	E

PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreements, the Adviser determines, subject to the general supervision of the Board and in accordance with each Fund’s investment objective, policies and restrictions, which securities are to be purchased and sold by each Fund and which brokers are eligible to execute the Funds’ portfolio transactions.

Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the OTC market are generally principal transactions with dealers. With respect to the OTC market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment consistent with its obligation to seek best execution and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for equity transactions on behalf of each Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by each Fund. Such information may be useful to the Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Funds. While the Adviser generally seeks competitive commissions, the Funds may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Consistent with the foregoing, under Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without

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limitation: information on the U.S. and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e., not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

Subject to the requirements of the 1940 Act and procedures adopted by the Board, the Funds may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Trust’s principal underwriter.

The table below shows the brokerage commissions the Funds paid during the last three fiscal years/periods:

U.S. Fund		International Fund*
Fiscal Year Ended November 30,	Brokerage Commissions	Fiscal Period Ended November 30,	Brokerage Commissions
2020	$151,179^	2020	$3,575
2019	$205,926^	2019	N/A
2018	$224,148	2018	N/A

^	The decrease in brokerage commissions is due to a decrease in trading.
*	Because the International Fund was organized in 2020, it did not pay any brokerage commissions in 2019 or 2018.

THE DISTRIBUTOR

The Distributor, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”). The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor is compensated for its services to the Trust under a written agreement for such services. The Distributor is an affiliate of Ultimus.

By its terms, the Distribution Agreement remains effective for periods of one year so long as such renewal and continuance is approved at least annually by (1) the Board or (2) a vote of the majority of the Funds’ outstanding voting shares; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Trust or by the Distributor. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is paid $6,000 per annum for its services by each Fund and/or the Adviser to the Funds.

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OTHER SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent

Ultimus, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, the fund accountant (the “Fund Accountant”) and the Transfer Agent to the Funds pursuant to a Master Services Agreement.

As Administrator, Ultimus assists in supervising all operations of each Fund (other than those performed by the Adviser under the Advisory Agreements). Ultimus has agreed to perform or arrange for the performance of the following services (under the Master Services Agreement, Ultimus may delegate all or any part of its responsibilities thereunder):

●	prepares and assembles reports required to be sent to each Fund’s shareholders and arranges for the printing and dissemination of such reports;

●	assembles reports required to be filed with the SEC and files such completed reports with the SEC;

●	files each Fund’s federal income and excise tax returns and each Fund’s state and local tax returns;

●	assists and advises each Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

●	makes such reports and recommendations to the Board as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for each Fund, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

As Transfer Agent, Ultimus performs the following services in connection with each Fund’s shareholders: maintains records for each Fund’s shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of each Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from each Fund for its services as Administrator, Fund Accountant, and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Master Service Agreement.

The Master Services Agreement between the Trust, on behalf of the Funds, and Ultimus, unless otherwise terminated as provided in the Master Services Agreement, are renewed automatically for successive one-year periods.

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The Master Services Agreement provides that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Master Services Agreement relates, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

During the fiscal years/periods listed below, Ultimus received the following fees from each of the Funds for its services as Administrator, Fund Accountant, and Transfer Agent:

U.S. Fund

Fiscal Year Ended November 30,	Administration	Fund Accounting	Transfer Agent
2020	$340,352	$72,326	$68,329
2019	$568,358	$99,070	$87,631
2018	$755,782	$120,755	$118,401

International Fund*

Fiscal Period Ended November 30,	Administration	Fund Accounting	Transfer Agent
2020	$18,000	$27,074	$18,000
2019	N/A	N/A	N/A

*	Because the International Fund was newly organized in 2020, it did not paid any fees to the Administrator, Fund Accountant, or Transfer Agent in 2019.

Custodian

U.S. Bank, N.A. (the “Custodian”), located at 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian to the Funds pursuant to a Custody Agreement. The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments.

Independent Registered Public Accounting Firm

BBD, LLP, located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Funds and audits the financial statements of the Funds and assists in the preparation of the Funds’ federal, state and excise tax returns for the fiscal year ending November 30, 2021.

Legal Counsel

Kilpatrick Townsend & Stockton LLP, located at 4208 Six Forks Road, Suite 1400, Raleigh, North Carolina 27609, serves as legal counsel to the Trust and the Trust’s Independent Trustees.

Compliance Consulting Agreement

Under the terms of a Compliance Consulting Agreement with the Trust, Ultimus provides an individual with the requisite background and familiarity with the Federal securities laws to serve as the Trust’s CCO and to administer the Trust’s compliance policies and procedures. For these services, the Funds pays Ultimus a base fee per annum, plus an asset-based fee based on the average net assets of the Funds. In addition, the Funds reimburses Ultimus for its reasonable out-of-pocket expenses relating to these compliance services.

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DISTRIBUTION PLAN

The Funds have each adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for the Investor Class of shares. See the section entitled “Distribution Plan” in the Prospectus for additional information on the specifics of the Plan. As required by Rule 12b-1, the Plan was approved by the Board and separately by a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan. The Plan provides that the Trust’s Distributor or Treasurer shall provide to the Board, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures. The Board will take into account the expenditures for purposes of reviewing operation of the Plan and in connection with their annual consideration of the renewal of the Plan.

Under the Plan, each Fund on behalf of its Investor Class shares, may annually expend up to 0.25% of the Funds’ average daily net assets to pay for any activity primarily intended to result in the sale of those shares and the servicing of shareholder accounts, provided that the Board has approved the category of expenses for which payment is being made. In connection therewith, the Investor Class shares of the Funds may pay up to 0.25% of its average daily net assets to the Distributor, as compensation for services or other activities that are primarily intended to result in the sale of shares. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of the Investor Class shares attributable to them. The Funds do not participate in any joint distribution activities with other investment companies.

The amount of distribution and service fees incurred by the Funds under the Plan during the last fiscal year/period is listed below:

U.S. Fund

Fiscal year ended November 30,	Total Distribution and Service Fees	Compensation to Broker-Dealers	Compensation to Distributor	Other Registered Rep Related Fees	Advertising	Printing of Prospectuses for Non-Shareholders
2020	$25,986	$23,236	$2,750	$0	$0	$0

International Fund

Fiscal period ended November 30,	Total Distribution and Service Fees	Compensation to Broker-Dealers	Compensation to Distributor	Other Registered Rep Related Fees	Advertising	Printing of Prospectuses for Non-Shareholders
2020	$1,483	$483	$1,000	N/A	N/A	N/A

GENERAL INFORMATION

Other Payments by the Funds

Each Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments

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made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees a Fund may pay to financial intermediaries pursuant to the Fund’s distribution plan, if any.

Other Payments by the Adviser

The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with a Fund, their service providers or their respective affiliates, as incentives to help market and promote a Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to a Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

Description of Shares

The Trust is an unincorporated business trust organized under Ohio law on February 28, 2012. The Declaration of Trust authorizes the Board to divide shares into series, each series relating to a separate portfolio of investments, and to further divide shares of a series into separate classes. The shares of each Fund are currently divided into two classes, the Investor Class shares and the Institutional Class shares, which are described in the Prospectus. Additional classes of shares may be created at any time. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the

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particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Board shall allocate them among any one or more series or classes as the Board, in its sole discretion, deems fair and equitable. Subject to the Declaration of Trust, determinations by the Board as to the allocation of liabilities, and the allocable portion of any general assets, with respect to the Funds and each Fund’s classes, are conclusive.

Shares of the Funds, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Funds, will vote together and not separately, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Trustee Liability

The Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of their duties to the Trust and its holders of beneficial interest. It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Trust Liability

Under Ohio law, liabilities of the Trust to third persons, including the liabilities of any series, extend to the whole of the trust estate to the extent necessary to discharge such liabilities. However, the Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series and the Trustees and officers of the Trust intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of the Trust by the Trustees or officers. There is no guarantee that the foregoing steps will prove effective or that the Trust will be successful in preventing the assets of one series from being available to creditors of another series.

Code of Ethics

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics (each a “COE” and collectively, the “COEs”) designed to prevent their respective personnel subject to the COE from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to the COEs). These COEs permit personnel subject to the COEs to invest in securities, including securities that may be purchased or held by the Funds,

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but prohibit such personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Funds’ planned portfolio transactions. Each of these parties monitors compliance with its respective COE.

Proxy Voting Policies and Procedures

The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Funds intend to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this SAI as Appendix B and Appendix C, respectively. No later than August 31st of each year, information regarding how the Funds voted proxies relating to portfolio securities during the prior twelve-month period ended June 30th is available without charge upon request by calling 1-888-884-8099, or on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure Policy

The Board has adopted a policy to govern the circumstances under which disclosure regarding securities, purchased, sold, or held by each Fund (“Portfolio Securities”), and disclosure of purchases and sales of such securities, may be made to shareholders of the Funds or other persons. The Trust’s CCO is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. The policy provides that the Trust and Adviser may disclose non-policy portfolio holding information as required by law and under other limited circumstances that are set forth in more detail below.

●	Public disclosure regarding Portfolio Securities is made:

○	Following the end of each calendar quarter, the Funds generally will publicly disclose information regarding Portfolio Securities as of such quarter-end either in a complete and uncertified schedule, or a list of the top 10 holdings, posted on its websites or in advertising material that is posted on its websites. This information is generally available within 30 days of the end of the calendar quarter and will remain available until the posting of the next quarterly Portfolio Securities report.

○	In the Funds’ Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q (“Official Reports”), which are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.

●	Information regarding Portfolio Securities and other information regarding the investment activities of the Funds, may be disclosed to rating and ranking organizations for use in connection with its rating or ranking of the Funds, but only if such disclosure is approved and monitored by the Trust’s CCO. Each disclosure arrangement has been authorized by the Funds and/or the Adviser in accordance with the Funds’ disclosure of portfolio holdings policy upon a determination that this disclosure serves a legitimate business purpose of the Funds and that each organization is subject to a duty of confidentiality.

●	The Trust’s CCO may approve the disclosure of holdings of or transactions in Portfolio Securities that is made on the same basis to all shareholders of each Fund.

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●	The Funds’ policy relating to disclosure of holdings of Portfolio Securities does not prohibit disclosure of information to the Adviser or to other Trust service providers, including the Trust’s administrator, distributor, custodian, legal counsel, accountants and printers/typesetters, or to brokers and dealers through which the Funds purchase and sell Portfolio Securities. Below is a table that lists each service provider that may receive non-public portfolio information along with information regarding the frequency of access to, and limitations on use of, portfolio information.

Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions on Use
Adviser	Daily	Contractual and Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Ethical
Accountants	During annual audit	Ethical
Legal counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Printers/Typesetters	Twice a year – printing of Semi-Annual and Annual Reports	No formal restrictions in place – typesetter or printer would not receive portfolio information until at least 30 days old
N-PORT and N-CEN Vendors	Monthly or Annually	Contractual and Ethical
Pricing and Liquidity Vendors	Daily	Contractual and Ethical
Broker/dealers through which the Funds purchase and sell portfolio securities	Daily access to the relevant purchase and/or sale – no broker/dealer has access to the Funds’ entire portfolio	Contractual and Ethical

Such disclosures may be made without approval of the Trust’s CCO because the Board has determined that each Fund and its shareholders are adequately protected by the restrictions on use in those instances listed above.

●	The Trust’s CCO may approve other arrangements under which information relating to Portfolio Securities held by a Fund, or purchased or sold by a Fund (other than information contained in Official Reports), may be disclosed. The Trust’s CCO shall approve such an arrangement only if he or she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and is unlikely to affect adversely the Funds or any shareholder of a Fund. The Trust’s CCO must inform the Board of any such arrangements that are approved by the Trust’s CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board following such approval.

●	Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Funds.

Other Expenses

In addition to the Management Fee and the Plan fees for the Investor Class of shares, each Fund pays all expenses associated with the Fund not expressly assumed by the Adviser, including, without limitation, the fees and expenses of its independent registered public accounting firm and of its legal

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counsel; the fees of the Administrator, Distributor, and Transfer Agent; the costs of printing and mailing to shareholders Annual and Semi-Annual Reports, proxy statements, prospectuses, SAIs and supplements thereto; bank transaction charges and custody fees; any costs associated with shareholder meetings, including proxy solicitors’ fees and expenses; registration and filing fees; federal, state or local income or other taxes; interest; membership fees of the Investment Company Institute and similar organizations; fidelity bond and liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each Fund has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, each Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities, or currencies, and net income derived from an investment in a “qualified publicly traded partnership” as defined in section 851(h) of the Code (the “source-of-income test”). Any income derived by a Fund from a partnership (other than a “qualified publicly traded partnership”) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by a Fund in the same manner as by the partnership or trust.

A Fund may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year (the “asset diversification tests”). In general, at least 50% of the value of a Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of a Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of a Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Treasury Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more qualified publicly traded partnerships.

Each Fund intends to satisfy all of the requirements of the source-of-income test and the asset diversification tests on an ongoing basis for continued qualification as a regulated investment company.

If a Fund fails to meet either the asset diversification test with respect to a taxable quarter or the source-of-income test with respect to a taxable year, the Code provides several remedies, provided certain procedural requirements are met, which will allow s Fund to retain its status as a “regulated investment company.” There is a remedy for failure to satisfy the asset diversification tests, if the failure was due to

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reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. In addition, there is a remedy for a de minimis failure of the asset diversification tests, which would require corrective action but no tax. In addition, the Code allows for the remedy of a failure of the source-of-income test, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

Under current tax law, qualifying corporate dividends are taxable at long-term capital gains tax rates. The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 20%, with lower rates potentially applicable to taxpayers depending on their income levels. For 2021, individual taxpayers with taxable incomes above $451,850 ($501,600 for married taxpayers filing jointly and $473,750 for heads of households) are subject to a 20% rate of tax on long-term capital gains and qualified dividends. For individual taxpayers with taxable incomes not in excess of $40,400 ($80,800 for married taxpayers filing jointly and $54,100 for heads of household), the long-term capital gains rate and rate on qualified dividends is 0%. All other taxpayers are subject to a 15% rate of tax on long-term capital gains and qualified dividends. The above income thresholds are subject to adjustment for inflation.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares. All taxable dividends paid by a Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent a Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs and certain taxable income from publicly traded partnerships. Regulated investment companies that receive qualified REIT dividend income may designate such amounts as Section 199A dividends. Qualified REIT dividend income is the excess of qualified REIT dividends received by the regulated investment company over the amount of the regulated investment company’s deductions that are properly allocable to such income. If a Fund designates a dividend as a Section 199A distribution, it may be treated by shareholders as a qualified REIT dividend that is taxed as ordinary income and for non-corporate taxpayers eligible for the 20% deduction for “qualified business income” under Code section 199A. Generally, only non-corporate shareholders who have held their shares for more than 45 days during the 91-day period beginning on the date which is 45 days prior to the ex-dividend date for such dividend are eligible for such treatment.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Under newly issued final Treasury Regulations, regulated investment companies that receive business interest income may pass through its business interest income under Code section 163(j) as a “section 163(j) interest dividend.” A regulated investment company’s total section 163(j) interest dividend amount for a tax year is limited to the excess of the regulated investment company’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. The final Treasury Regulations provide that a registered investment company shareholder that receives a section 163(j) interest dividend may treat the dividend as interest income for purposes of section 163(j), subject to holding period requirements and other limitations.

The Fund will designate (1) any distribution that constitutes a qualified dividend as qualified dividend income; (2) any tax-exempt distribution as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; (4) any dividend eligible for the corporate dividends received deduction; (5) any distribution that is comprised of qualified REIT dividend income as a Section 199A dividend; and (6) any distribution that constitutes excess Code Section 163(j) interest income as a Section 163(j) interest dividend as such in a written notice provided to shareholders after the close of the Fund’s taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated futures contracts, options and forward contracts that are not Section 1256 contracts generally will be treated as ordinary income or loss.

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To the extent that a distribution from a Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution. However, if a Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Each year, shareholders will receive a statement detailing the tax status of any Fund distributions for that year.

A Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If, for any taxable year, a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). Such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for (i) the dividends-received deduction in the case of corporate shareholders or (ii) treatment as “qualified dividend income” in the case of noncorporate shareholders.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for Fund shares. An exchange of shares is treated as a sale and any gain may be subject to tax.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (currently 24%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of a Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Each Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or

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reinvested in Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the NAV of shares below the shareholder’s cost, and thus, in effect, result in a return of a part of the shareholder’s investment.

Withholding taxes may be imposed on certain types of payments made to “foreign financial institutions” (as specifically defined in the Code) and certain other non-U.S. entities (including financial intermediaries). A 30% withholding tax is imposed on “withholdable payments” to a foreign financial institution or to a foreign non-financial entity, unless (i) the foreign financial institution undertakes certain diligence and reporting obligations or (ii) the foreign non-financial entity either certifies it does not have any substantial U.S. owners or furnishes identifying information regarding each substantial U.S. owner.

For these purposes, a “withholdable payment” includes any U.S. source payments of interest, dividends, rents, compensation and other fixed or determinable annual or periodical gains, profits and income. If the payee is a foreign financial institution, it must enter into an agreement with the U.S. Treasury requiring, among other things, that it undertake to identify accounts held by certain U.S. persons or U.S.-owned foreign entities, annually report certain information about such accounts, and withhold 30% on payments to account holders whose actions prevent it from complying with these reporting and other requirements. Non-U.S. investors should consult their tax advisors regarding this legislation and the potential implications of this legislation on their particular circumstances.

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FINANCIAL STATEMENTS

The Funds’ audited financial statements for the fiscal year/period ended November 30, 2020, including the Financial Highlights appearing in the Prospectus, are incorporated by reference and made a part hereof. You may request a copy of each Fund’s Annual and Semi-Annual Reports, when available, to shareholders at no charge by calling the Funds at 1-888-884-8099 or by visiting the Funds’ website http://lyricalvaluefunds.com.

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APPENDIX A

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
David R. Carson*^ Year of Birth: 1958	Since 2021	Trustee (January 2021 to present) President (October 2013 to January 2021) Principal Executive Officer of each of its Series (2017 to January 2021) Vice President of the Trust (April 2013 to October 2013)	Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President of Unified Series Trust (January 2017 to November 2020);	14	Interested Trustee of Unified Series Trust (November 2020 to present)
Independent Trustees:
Janine L. Cohen^ Year of Birth: 1952	Since January 2016	Chairperson (October 2019 to present) Trustee (2016 to present)	Retired since 2013; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	14	n/a
David M. Deptula^ Year of Birth: 1958	Since June 2012	Trustee (2012 to present)	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since February 2016; Vice President of Tax Treasury at The Standard Register, Inc. (formerly The Standard Register Company) from November 2011 to 2016	14	n/a
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Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Jacqueline A. Williams^ Year of Birth: 1954	Since June 2019	Trustee	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC.	14	n/a

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees (continued):
Clifford N. Schireson^ Year of Birth: 1953	Since June 2019	Trustee	Founder of Schireson Consulting, LLC (2017 to present); Director of Institutional Services for Brandes Investment Partners, LP (2004-2017).	14	Trustee of the San Diego City Employees’ Retirement System (August 2019 to present)
Robert E. Morrison^ Year of Birth: 1957	Since June 2019	Trustee	Senior Vice President and National Practice Lead for Investment, Huntington National Bank/Huntington Private Bank (2014 to present); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014).	14	Independent Trustee and Chairman of the Ultimus Managers Trust (2012 to 2014).

*	Mr. Carson is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributor. Mr. Carson was President of the Trust from October 2013 to January 2021 and Vice President of the Trust from April 2013 to October 2013..

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Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Todd E. Heim^ Year of Birth: 1967	Since 2014	President (January 2021 to present) Vice President (2014 to January 2021)	Relationship Management Director and Vice President of Ultimus Fund Solutions, LLC (2018 to present); Client Implementation Manager of Ultimus Managers Trust (2014 to 2018); Naval Flight Officer of United States Navy (May 1989 to June 2017)
Jennifer L. Leamer^ Year of Birth: 1976	Since 2014	Treasurer (2014 to present) Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present)
Daniel D. Bauer^ Year of Birth: 1977	Since 2016	Assistant Treasurer April 2016 to present)	Assistant Mutual Fund Controller (September 2015 to present); Fund Accounting Manager (March 2012 to August 2015) of Ultimus Fund Solutions, LLC
Matthew J. Beck^ Year of Birth: 1988	Since July 2018	Secretary (July 2018 to present)	VP, Senior Legal Counsel of Ultimus Fund Solutions, LLC (May 2018 to present); Chief Compliance Officer of OBP Capital, LLC (May 2015 to May 2018); Vice President and General Counsel of The Nottingham Company (July 2014 to May 2018)
Natalie S. Anderson^ Year of Birth: 1975	Since 2016	Assistant Secretary (April 2016 to present)	Legal Administration Manager (July 2016 to present) and Paralegal (January 2015 to July 2016) of Ultimus Fund Solutions, LLC; Senior Paralegal of Unirush, LLC (October 2011 to January 2015)

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Gweneth Gosselink^ Year of Birth: 1955	Since January 2020	Chief Compliance Officer (January 2020 to present)	Senior Compliance Officer at Ultimus Fund Solutions, LLC (December 2019 to present); CCO Consultant at GKG Consulting, LLC (December 2019 to present); Chief Operating Officer & CCO at Miles Capital, Inc. (June 2013 to December 2019)
Martin Dean^ Year of Birth: 1963	Since 2016	Assistant Chief Compliance Officer (January 2020 to present) Interim Chief Compliance Officer (October 2019 to January 2020) Assistant Chief Compliance Officer (January 2016 to 2017)	Vice President, Director of Fund Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

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APPENDIX B

ULTIMUS MANAGERS TRUST

POLICIES AND PROCEDURES FOR VOTING PROXIES

1.	Purpose; Delegation

The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of Ultimus Managers Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) believes that each Fund’s Investment Adviser is in the best position to make individual voting decisions for such Fund. Therefore, subject to the oversight of the Board, each Fund’s Investment Adviser is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2.	Definitions

Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

Proxy Manager. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the investment advisers to each Fund (each, an “Investment Adviser”) as being responsible for supervising and implementing these Policies and Procedures.

3.	Policy for Voting Proxies Related to Exchange Traded Funds and other Investment Companies.

Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds (“ETFs”) or other Investment Companies voted by a Fund, registered in the name of the Funds, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

4.	Policy for Voting Proxies Related to Other Portfolio Securities

Fiduciary Considerations. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Trust. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

Management Recommendations. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Trust’s shareholders.

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5.	Conflicts of Interest

The Trust recognizes that under certain circumstances an Investment Adviser may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where an Investment Adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Investment Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Investment Adviser with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser’s business, and to bring any conflict of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Investment Adviser shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Investment Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Investment Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Trust’s Committee of Independent Trustees (the “Committee”) and the Investment Adviser shall follow the instructions of the Committee or (ii) the Investment Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee. The proxy manager shall keep a record of all materiality decisions and report them to the Committee on an annual basis.

6.	Routine Proposals

Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

7.	Proxy Manager Approval

Votes on non-routine matters and votes against a management’s recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

8.	Proxy Voting Procedures

Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Investment Adviser shall maintain records regarding the voting of proxies under these Policies and Procedures.

9.	Form N-PX

A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request and is also available on the SEC’s Website at www.sec.gov.

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10.	Investment Advisers’ Voting Procedures

The Trust acknowledges that the Investment Advisers to the various Funds have adopted voting policies and procedures for their clients that have been delivered to the Trust. To the extent that an Investment Adviser’s policies and procedures are consistent with these Policies and Procedures, the Investment Adviser may implement them with respect to voting proxies on behalf of each Fund managed by such Investment Adviser. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supersede any comparable provisions of any Investment Adviser’s policies and procedures.

Securities Lending: If a Fund engages in securities lending, the proxy voting procedures of the Adviser of such Fund will include information on the recall of lent securities for voting purposes. More information can be found in the Securities Lending Procedures of the Trust.

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APPENDIX C

LYRICAL ASSET MANAGEMENT LP

Proxy Voting Policy

Statement of Policy

Since the Firm exercises voting authority with respect to certain Clients’ securities, the Adviser is required to adopt and implement written policies and procedures that are reasonably designed to ensure that the Adviser votes Client securities in a manner consistent with the best interests of such Client (Rule 206(4)-6). The SEC has indicated that a discretionary investment manager is required to exercise voting authority with respect to Client securities, even if the investment advisory agreement is silent on this point, unless the Client has specifically retained voting authority. Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Where the Adviser has discretion to vote the proxies of its Clients, it will vote those proxies in the best interest of its Clients and in accordance with these policies and procedures.

Responsibility for Implementing this Policy

The Compliance Officer is responsible for implementing, updating and monitoring the Firm’s Proxy Voting Policies and Procedures, for ensuring appropriate disclosure is given to Clients, and assisting in the resolution of conflicts of interests. The Compliance Officer is also responsible for maintaining, as part of the Firm’s books and records, copies of the Firm’s procedures, proxy records and any backup documentation relating to voting decisions and conflict resolution in accordance with applicable record keeping requirements.

The Compliance Officer can delegate any responsibilities under this policy to another person.

Procedures to Implement this Policy

Generally, proxies are automatically received by the Firm’s third party proxy voting services firm and are voted in accordance with the guidelines detailed below. In some instances, proxies may not be automatically voted in accordance with the guidelines. In such instances, the Compliance Officer or his delegate shall monitor and place proxy votes in accordance with the guidelines set forth below. The Compliance Officer will monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

Voting Guidelines

In the absence of specific voting guidelines from the Client, the Firm will vote proxies in the best interests of each particular Client, which may result in different voting results for proxies for the same issuer. To assist the Firm in its responsibilities for voting proxies, an unaffiliated, third party proxy voting services firm has been retained as an expert in the proxy voting and corporate governance area. The Firm’s Compliance Officer and Portfolio Manager have reviewed and approved the policies and procedures prepared by the proxy voting services firm and have determined that these policies and procedures accurately reflect the Firm’s objective standards in voting proxies for the Firm’s Clients.

The Firm will generally vote proxies based upon the recommendations of the proxy voting services firm consistent with the Proxy Paper Guidelines; however, the Firm may conduct a more detailed analysis and will exercise its own judgment on a case-by-case basis and may override any recommendation of the proxy voting services firm that it does not believe is in the best interest of its Clients. In considering whether a

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more detailed analysis is required, the Firm considers if there are any particular factors affecting the issuer (e.g., M&A activity, contested elections of directors, etc.). In the event the Firm fails to instruct the proxy voting services firm on how to vote a proxy, the proxy voting services firm is directed to vote in accordance with its recommendations.

The Firm believes that voting proxies in accordance with the following guidelines is in the best interests of its Clients.

• Generally, the Firm will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

• Generally, the Firm will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, the Firm shall determine whether a proposal is in the best interests of its Clients and may take into account the following factors, among others:

• whether the proposal was recommended by management and the Firm's opinion of management;

• whether the proposal acts to entrench existing management; and

• whether the proposal fairly compensates management for past and future performance.

Conflicts of Interest

The Compliance Officer will identify any conflicts that exist between the interests of the Firm and its Clients. This examination will include a review of the relationship of the Firm and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a Client of the Firm or an affiliate of the Firm or has some other relationship with the Firm or a Client of the Firm.

If a material conflict exists, the Firm will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the Client. The Firm will also determine whether it is appropriate to disclose the conflict to the affected Clients and, except in the case of Clients that are subject to ERISA, give the Clients the opportunity to vote their proxies themselves.

Oversight of Third-Party Proxy Voting Firm

The Adviser will generally conduct a review of its proxy voting services firm on an annual basis. Such review shall address any established guidance from the SEC in conducting ongoing reviews of third-party proxy voting firms and typically includes an analysis of the firm’s processes to maintain accurate and complete information and address conflicts of interest and an overview any relevant business changes.

Disclosure

The Firm will disclose in its Form ADV Part 2 that Clients may contact the Compliance Officer, via mail or telephone, in order to obtain information on how the Firm voted such Client’s proxies, and to request a copy of these policies and procedures. If a Client requests this information, the Compliance Officer will prepare a written response to the Client that lists, with respect to each voted proxy about which the Client

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has inquired, (a) the name of the issuer; (b) the proposal voted upon, and (c) how the Firm voted the Client’s proxy.

A concise summary of this Proxy Voting Policy and Procedure is included in the Firm’s Form ADV Part 2, and is updated whenever these policies and procedures are updated.

Recordkeeping

The Compliance Officer will maintain files relating to the Firm’s proxy voting procedures in an easily accessible place. Records are maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Firm. Records of the following are included in the files:

• Copies of this proxy voting policy and procedures, and any amendments thereto.

• A copy of each proxy statement that the Firm receives, provided however that the Firm may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available. The Firm may choose instead to have a third party retain a copy of proxy statements (provided that the third party undertakes to provide a copy of the proxy statements promptly upon request).

• A record of each vote that the Firm casts. The Firm may also rely on a third party to retain a copy of the votes cast (provided that the third party undertakes to provide a copy of the record promptly upon request).

• A copy of any document the Firm created that was material to making a decision how to vote proxies, or that memorializes that decision.

• A copy of each written Client request for information on how the Firm voted such Client’s proxies, and a copy of any written response to any (written or oral) Client request for information on how the Firm voted its proxies.

• Annual reviews of proxy voting policies and procedures, including reviews of third-party proxy advisory firms.

Class Action Claims

The Firm generally does not participate in class actions but will evaluate relevant class action claims on a case-by-case basis.

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PART C.	OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust, dated February 28, 2012, is incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(b)	Bylaws, dated February 28, 2012, is incorporated by reference to Exhibit (b) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(d)(1)(i)	Investment Advisory Agreement with Lyrical Asset Management LP, dated January 22, 2013, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(d)(1)(ii)	Amended Schedule A, dated April 1, 2020, to the Investment Advisory Agreement with Lyrical Asset Management, LP, for the Lyrical U.S. Value Fund and the Lyrical International Value Equity Fund (the “Lyrical Funds”) is filed herewith.

(d)(2)	Investment Advisory Agreement with Wavelength Capital Management, LLC, dated October 29, 2018, for Wavelength Interest Rate Neutral Fund is incorporated by reference to Exhibit (d)(4)(ii) of Post-Effective Amendment No. 128 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 28, 2018.

(d)(3)	Investment Advisory Agreement with Edge Capital Group, LLC, dated October 29, 2018, for Blue Current Global Dividend Fund is incorporated by reference to Exhibit (d)(5)(ii) of Post-Effective Amendment No. 128 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 28, 2018.

(d)(4)(A)	Investment Advisory Agreement with Marshfield Associates, Inc., dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(d)(4)(B)	Amended Schedule A to the Investment Advisory Agreement with Marshfield Associates, Inc., dated July 28, 2016, is incorporated by reference to Exhibit (d)(13)(B) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(d)(5)	Investment Advisory Agreement with Hudson Valley Investment Advisors, Inc. for HVIA Equity Fund is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(d)(6)	Investment Advisory Agreement with Edgemoor Investment Advisors, Inc., dated January 27, 2017, for the Meehan Focus Fund, is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 106 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 22, 2017.

(d)(7)	Investment Advisory Agreement with Kempner Capital Management, Inc., dated April 14, 2017, for the Kempner Multi-Cap Deep Value Fund is incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(d)(8)	Investment Advisory Agreement with Adler Asset Management, LLC is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(d)(9)	Investment Advisory Agreement with Karner Blue Capital, LLC, for the Karner Blue Biodiversity Impact Fund, is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 143 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2019.

(d)(10)	Investment Advisory Agreement with Q3 Asset Management Corporation, dated December 1, 2019, for the Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund (the “Q3 Funds”), is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 153 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2020.

(d)(11)(i)	Investment Advisory Agreement with Blueprint Fund Management LLC, for the Blueprint Growth Fund (the “Blueprint Fund”), is incorporated by reference to Exhibit (d)(15)(i) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(d)(11)(ii)	Investment Sub-Advisory Agreement with Blueprint Investment Partners LLC, for the Blueprint Fund, is incorporated by reference to Exhibit (d)(15)(ii) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(d)(12)	Investment Advisory Agreement with Evolutionary Tree Capital Management LLC is incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 166 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 10, 2020.

(d)(13)	Investment Advisory Agreement for the Left Brain Compound Growth Fund with Left Brain Wealth Management, LLC will be filed by Post-Effective Amendment.
(e)(1)(A)(i)	Distribution Agreement with Ultimus Fund Distributors, LLC, dated February 1, 2019, is incorporated by reference to Exhibit (e)(1)(A) of Post-Effective Amendment No. 132 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2019.

(e)(1)(A)(ii)	Amended Schedules A and B to the Distribution Agreement, for the Left Brain Compound Growth Fund will be filed by Post-Effective Amendment..

(f)	None

(g)(1)(A)	Custody Agreement with U.S. Bank, dated June 5, 2012, is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(g)(1)(B)	Third Amendment, dated December 31, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(g)(1)(C)	Fifth Amendment, dated September 11, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Wavelength Interest Rate Neutral Fund, is incorporated by reference to Exhibit (g)(v) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(g)(1)(D)	Seventh Amendment, dated August 26, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (g)(vii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(g)(1)(E)	Tenth Amendment, dated April 6, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Wavelength Interest Rate Fund, is incorporated by reference to Exhibit (g)(1)(J) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(g)(1)(F)	Sixteenth Amendment to the Custody Agreement with U.S. Bank, dated May 24, 2017, for Meehan Focus Fund, is incorporated by reference to Exhibit (g)(1)(N) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(g)(1)(G)	Seventeenth Amendment to the Custody Agreement with U.S. Bank, dated December 3, 2019 for the Q3 Funds, is incorporated by reference to Exhibit (g)(1)(I) of Post-Effective Amendment No. 166 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 10, 2020.

(g)(1)(H)	Eighteenth Amendment to the Custody Agreement with U.S. Bank, dated August 20, 2020 for the Lyrical International Value Equity Fund, is incorporated by reference to Exhibit (g)(1)(J) of Post-Effective Amendment No. 166 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 10, 2020.

(g)(1)(I)	Nineteenth Amendment to the Custody Agreement with U.S. Bank, dated August 20, 2020 for the Evolutionary Tree Innovators Fund, is incorporated by reference to Exhibit (g)(1)(I) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(g)(2)(A)	Global Custody Agreement with MUFG Union Bank, N.A., dated July 21, 2015, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), for Alambic Small Cap Value Fund, filed on August 19, 2015.

(g)(2)(B)	Amended Appendix D to the Global Custody Agreement with MUFG Union Bank, N.A., for the Karner Blue Biodiversity Impact Fund, is incorporated by reference to Exhibit (g)(2)(B) of Post-Effective Amendment No. 143 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2019.

(h)(1)(A)(i)	Master Services Agreement with Ultimus Fund Solutions, LLC dated July 24, 2018, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(1)(A)(ii)	Amended Schedule A to the Master Services Agreement, for the Left Brain Compound Growth Fund will be filed by Post-Effective Amendment.

(h)(1)(B)	Fund Accounting Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(A) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(1)(C)	Amendment, dated January 23, 2019, to the Fund Administration Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(B) of Post-Effective Amendment No. 132 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2019.

(h)(1)(D)	Transfer Agent and Shareholder Services Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC is incorporated by reference to Exhibit (h)(1)(C) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(2)(A)(i)	Compliance Consulting Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, is incorporated by reference to Exhibits (h)(xxiv) of Post-Effective Amendment No. 25 of Post-Effective Amendment No. 1 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on, June 29, 2012.

(h)(2)(A)(ii)	Amended Schedule A, to the Compliance Consulting Agreement with Ultimus Fund Solutions, LLC, for the Left Brain Compound Growth Fund will be filed by Post-Effective Amendment.

(h)(3)(A)	Expense Limitation Agreement with Wavelength Capital Management, LLC, dated April 25, 2019, for Wavelength Interest Rate Neutral Fund, is incorporated by reference to Exhibit (h)(6)(A) of Post-Effective Amendment No. 137 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2019.

(h)(3)(B)(i)	Third Amended and Restated Expense Limitation Agreement with Lyrical Asset Management LP, dated January 22, 2020, for the Lyrical Funds, is incorporated by reference to Exhibit (h)(6)(B) of Post-Effective Amendment No. 153 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2020.

(h)(3)(B)(ii)	Amended Schedule A to the Third Amended and Restated Expense Limitation Agreement with Lyrical Asset Management LP, dated April 1, 2020, for the Lyrical Funds, is filed herewith.
(h)(3)(C)	Amended and Restated Expense Limitation Agreement with Edge Capital Group, LLC, dated December 17, 2019, for Blue Current Global Dividend Fund is incorporated by reference to Exhibit (h)(6)(C) of Post-Effective Amendment No. 151 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on January 16, 2020.

(h)(3)(D)	Second Amended and Restated Expense Limitation Agreement with Marshfield Associates, Inc., dated November 1, 2018, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(6)(I) of Post-Effective Amendment No. 128 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 28, 2018.

(h)(3)(E)	Amended and Restated Expense Limitation Agreement with Hudson Valley Investment Advisors, Inc., dated August 1, 2018, for HVIA Equity Fund, is incorporated by reference to Exhibit (h)(6)(L) of Post-Effective Amendment No. 126 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2018.

(h)(3)(F)	Second Amended and Restated Expense Limitation Agreement with Edgemoor Investment Advisors, Inc., dated November 01, 2018, for Meehan Fund, is incorporated by reference to Exhibit (h)(6)(M) of Post-Effective Amendment No. 132 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2019.

(h)(3)(G)	Amended and Restated Expense Limitation Agreement with Kempner Capital Management, Inc., dated November 1, 2018, for Kempner Multi-Cap Deep Value Fund is incorporated by reference to Exhibit (h)(6)(N) of Post-Effective Amendment No. 128 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 28, 2018.

(h)(3)(H)	Expense Limitation Agreement with Adler Asset Management, LLC is incorporated by reference to Exhibit (h)(6)(P) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(3)(I)	Expense Limitation Agreement with Karner Blue Capital, LLC, for the Karner Blue Biodiversity Impact Fund, is incorporated by reference to Exhibit (h)(6)(O) of Post-Effective Amendment No. 143 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2019.

(h)(3)(J)(i)	Expense Limitation Agreement with Q3 Asset Management Corporation, dated December 1, 2019, for the Q3 Funds is incorporated by reference to Exhibit (h)(6)(N) of Post-Effective Amendment No. 153 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2020.

(h)(3)(J)(ii)

Amended Schedule A to the Expense Limitation Agreement with Q3 Asset Management Corporation, dated January 22, 2021, for the Q3 Funds, is incorporated by reference to Exhibit (h)(3)(K)(ii) of Post-Effective Amendment No. 173 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 26, 2021.

(h)(3)(K)	Expense Limitation Agreement with Blueprint Fund Management LLC, for the Blueprint Fund is incorporated by reference to Exhibit (h)(6)(O) of Post-Effective Amendment No. 157 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 31, 2020.

(h)(3)(L)	Expense Limitation Agreement with Evolutionary Tree Capital Management LLC is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 166 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 10, 2020.

(h)(3)(M)	Expense Limitation Agreement with Left Brain Wealth Management, LLC will be filed by Post-Effective Amendment.
(h)(4)(A)	Administrative Services Plan for the Karner Blue Biodiversity Impact Fund is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 143 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2019.

(h)(4)(B)(i)	Amended and Restated Administrative Services Plan is incorporated by reference to Exhibit (h)(7)(B) of Post-Effective Amendment No. 153 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2020.

(h)(4)(B)(ii)	Amended Schedule A to the Amended and Restated Administrative Services Plan will be filed by post-effective amendment.

(i)	Inapplicable.

(j)	Consents of the Registered Independent Public Accounting Firm are filed herewith.

(k)	Inapplicable.

(l)	Initial Capital Agreement is incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(m)(1)(A)(i)	Distribution (Rule 12b-1) Plan, dated June 5, 2012, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(m)(1)(A)(ii)	Amended Appendix A to the Distribution (12b-1) Plan, for the Lyrical International Fund, Q3 Funds and Blueprint Fund is incorporated by reference to Exhibit (m)(1)(A)(ii) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(n)(1)	Rule 18f-3 Multi-Class Plan, dated June 6, 2013, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 8 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(n)(2)	Amended Rule 18f-3 Multi-Class Plan, dated April 24, 2017, is incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(o)	Reserved.

(p)(1)	Code of Ethics of the Registrant, dated June 5, 2012, amended April 23, 2018, is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 128 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 28, 2018.

(p)(2)	Amended Code of Ethics of Ultimus Fund Distributors, LLC is incorporated by reference to Exhibit (p)(2)(A) of Post-Effective Amendment No. 151 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on January 16, 2020.

(p)(3)	Amended Code of Ethics of Lyrical Asset Management LP, dated October 2015, is incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(p)(4)	Amended Code of Ethics of Wavelength Capital Management, LLC, dated September 1, 2016, is incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(p)(5)	Amended Code of Ethics of Edge Capital Group, LLC (formerly Edge Capital Partners, LLC), dated January 1, 2018, is incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 124 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2018.

(p)(6)	Amended Code of Ethics of Marshfield Associates, Inc. is incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 119 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2018.

(p)(7)	Code of Ethics of Hudson Valley Investment Advisors, Inc. is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(p)(8)	Code of Ethics of Edgemoor Investment Advisors, Inc. is incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 106 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 22, 2017.

(p)(9)	Code of Ethics of Kempner Capital Management, Inc., dated September 2017, is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 119 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2018.

(p)(10)	Code of Ethics of Adler Asset Management, LLC is incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 137 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2019.

(p)(11)	Code of Ethics of Karner Blue Capital, LLC is incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 143 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2019.

(p)(12)	Code of Ethics of Q3 Asset Management Corporation is incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 153 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2020.

(p)(13)	Code of Ethics of Blueprint Fund Management LLC is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 157 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 31, 2020.

(p)(14)	Code of Ethics of Blueprint Investment Partners LLC is incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 157 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on March 31, 2020.

(p)(15)	Code of Ethics of Evolutionary Tree Capital Management LLC is incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 165 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 8, 2020.

(p)(16)	Code of Ethics of Left Brain Wealth Management, LLC will be filed by Post-Effective Amendment.

(q)(1)(A)(ii)	Powers of Attorney for David M. Deptula, and Janine L. Cohen, dated July 27, 2018 is incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(q)(1)(B)(ii)	Powers of Attorney for Jacqueline A. Williams, Clifford Schireson, and Robert E. Morrison are incorporated by reference to Exhibit (q)(1)(ii) of Post-Effective Amendment No. 136 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 25, 2019.

Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 6.4 Indemnification of Trustees, Officers, etc.

Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, as amended, and Ohio Revised Code Chapter 1707, as amended. In the event any of these Federal laws conflict with Ohio Revised Code Section 1701.13I, as amended, these Federal laws, and not Ohio Revised Code Section 1701.13I, shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.”

The Investment Advisory Agreements with Lyrical Asset Management LP, Wavelength Capital Management, LLC, Edge Capital Group, LLC, Marshfield Associates, Inc., Hudson Valley Investment Advisors, Inc., Kempner Capital Management, Inc., Edgemoor Investment Advisors, Inc., Adler Asset Management, LLC, Karner Blue Capital, LLC, Q3 Asset Management Corporation, Blueprint Fund Management LLC, Evolutionary Tree Capital Management LLC, and Left Brain Wealth Management, LLC (the “Advisers”) and the Investment Sub-Advisory Agreement with Blueprint Investment Partners LLC (the “Sub-Adviser”) provide that the Advisers and Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust or the Funds in connection with the performance of their duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisers in the performance of their duties, or from reckless disregard of its duties and obligations thereunder.

The Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) provides that the Distributor, its directors, officers, employees, shareholders and control persons shall not be liable for any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of the Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributor’s obligations and duties under the Agreement.

The Distribution Agreement with the Distributor further also provides that the Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor’s failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributor’s failure to comply with applicable laws and the Rules of FINRA.

The Registrant intends to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy shall provide coverage to the Registrant, its Trustees and officers and the Adviser. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Advisers

(a)	Lyrical Asset Management LP (“Lyrical”), located at 250 West 55th Street, 37th Floor, New York, New York 10022, has been registered as an investment adviser since 2008. Lyrical provides investment advisory services to high net worth individuals, pension and profit sharing plans, corporations and other businesses and a UCITS fund.

The directors, officers, and partners of Lyrical are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Andrew Wellington – Managing Partner and Chief Investment Officer
(2)	Jeffrey Keswin – Managing Partner
(3)	Jeffrey Moses, Chief Compliance Officer
(4)	Edward Peyton Gage, Chief Financial Officer

(b)	Wavelength Capital Management, LLC (“Wavelength”), located at 250 West 57th Street, Suite 2032, New York, New York 10107, has been registered as an investment adviser since 2013.

The directors, officers, and partners of Wavelength are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Andrew G. Dassori – Founding Partner and Chief Investment Officer

a.	Partner at Den LLC / Den II LLC

(2)	Mark Landis – Founding Partner

(c)	Edge Capital Group, LLC (“Edge”), located at 1380 Paces Ferry Road, NW, Suite 1000, Atlanta, Georgia 30327, has been registered as an investment adviser since 2006.

The directors, officers, and partners of Edge are listed below along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Henry M.T. Jones – Managing Partner

(2)	Albert Rayle – Partner

(3)	William Skeean – Partner

(4)	Barrett Karvis – Chief Operating Officer

(5)	Mary Johnston – Chief Compliance Officer

(6)	Dennis Sabo – Partner

(7)	Elizabeth Mackie - Partner

(d)	Marshfield Associates, Inc. (“Marshfield”), located at 21 Dupont Circle NW, Suite 500, Washington, D.C. 20036, has been registered as an investment adviser since 1989.

The directors, officers, and partners of Marshfield are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Christopher M. Niemczewski – Managing Principal

(2)	Elise J. Hoffmann – Principal

(3)	Carolyn Miller – Principal

(4)	Melissa Vinick – Principal

(5)	William G. Stott – Principal

(6)	Chad Goldberg – Principal

(7)	Kimberly Vinick – Director of Operations

(8)	Carmen Colt – Chief Compliance Officer

The above individuals are also all principals and employees of Yogi Advisors, LLC and Bushido Capital Partners LLC.

(e)	Hudson Valley Investment Advisors, Inc. (“Hudson Valley”), located at 117 Grand Street, Suite 201, Goshen, New York 10924, has been registered as investment adviser since 1995.

The directors, officers, and partners of Hudson Valley are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Gustave Scacco – CEO and Chief Investment Officer

a.	Chief Operating Officer and Senior Equity Analyst at TigerShark Management, LLC (February 2011 – February 2015)

(2)	Mark Lazarczyk –Chief Compliance Officer

(3)	Louis Heimbach –Director

a.	Chairman, President and CEO of Sterling Forest LLC

b.	Chairman of the Board of Directors of Orange County Trust Company

c.	Director at Hudson Valley Economic Development Corporation

d.	Trustee of Orange County Citizens Foundation

e.	Chairman of Stewart Airport Commission

(4)	Michael Gilfeather – Director

a.	President and CEO of Orange County Trust Company

(5)	Thomas Guarino – Director

(6)	Peter Larkin – Director

(7)	Michael Markhoff – Director

a.	Partner at Danziger & Markhoff LLP

(8)	Elizabeth Stradar - Director

(f)	Edgemoor Investment Advisors, Inc. (“Edgemoor”), located at 7250 Woodmont Avenue, Suite 315, Bethesda, Maryland 20814, has been registered as an investment adviser since 1999.

The directors, officers, and partners of Edgemoor are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Thomas P. Meehan – President

(2)	Paul P. Meehan – Managing Director and Chief Compliance Officer

(3)	R. Jordan Smyth, Jr. – Managing Director

(g)	Kempner Capital Management, Inc. (“Kempner”), located at 2201 Market Street, Galveston, 12th Floor, Texas 77550, has been registered as an investment adviser since 1982.

The directors, officers, and partners of Kempner are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Harris Leon Kempner, Jr. – President

(2)	Diana Bartula – Vice President, Treasurer, and Chief Compliance Officer

(3)	Vera, Greene – Vice President and Head Trader

(4)	Michael S. Gault – Vice President and Portfolio Manager

(5)	Bridgette Landis – Asst. Vice President and Trader

(h)	Adler Asset Management, LLC (“Adler”), located at 600 Third Avenue, Suite 26, New York, New York 10016

The directors, officers, and partners of Adler are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	David R. Adler – Chief Executive Officer

(i)	Karner Blue Capital, LLC (“Karner Blue”), located at 2175 Cole Street, Birmingham, MI 48009

The directors, officers, and partners of Karner Blue are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Andrew K. Niebler – Managing Member, Executive Vice President, General Counsel and Chief Compliance Officer

(2)	Vicky L. Benjamin – Managing Member, President and Treasurer

(3)	Wayne P. Pacelle, Managing Member

(j)	Q3 Asset Management Corporation (“Q3AM”), located at 7315 Wisconsin Avenue, #400, Bethesda, Maryland 20814

The directors, officers, and partners of Q3AM are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Bradford Giaimo – President and Chief Compliance Officer

(2)	Adam Quiring – Vice President

(k)	Blueprint Fund Management LLC (“Blueprint”), located at 1250 Revolution Mill Drive, Suite 150, Greensboro, NC 27405

The directors, officers, and partners of Blueprint, are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Brandon Langley – Chief Operating Officer

(2)	Jay Murray – Member

(3)	Rory Collins - Member

(l)	Blueprint Investment Partners LLC (“Blueprint Investment”), located at 1250 Revolution Mill Drive, Suite 150, Greensboro, NC 27405

The directors, officers, and partners of Blueprint Investment, are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Jonathan Robinson – Chief Executive Officer and Managing Member

(2)	Brandon Langley – Chief Compliance Officer and Managing Member

(3)	Rick Bone – Partner and Director of Business Development

(4)	Thomas Mayes - Partner

(m)	Evolutionary Tree Capital Management LLC (“Evolutionary Tree”), located at 1199 N. Fairfax St., Suite 801, Alexandria, VA 22314

The directors, officers, and partners of Evolutionary Tree are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Thomas Ricketts – Chief Executive Officer and Chief Investment Officer

(n)	Left Brain Wealth Management LLC (“Left Brain”), located at 215 Shuman Blvd., #304 Naperville, IL 60563

The directors, officers, and partners of Left Brain, to be added by Post-Effective Amendment, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

Item 32.	Principal Underwriters

(a)	The Distributor also acts as the principal underwriter for the following other open-end investment companies:

Caldwell & Orkin Funds Inc.	Oak Associates Funds
Capitol Series Trust	Papp Investment Trust
Centaur Mutual Funds Trust	Piedmont Investment Trust
Conestoga Funds	Peachtree Alternative Strategies Fund
CM Advisors Family of Funds	Red Cedar Fund Trust
Chesapeake Investment Trust	Segall Bryant & Hamill Trust
Commonwealth International Series Trust	Schwartz Investment Trust
The Cutler Trust	Unified Series Trust
Eubel Brady & Suttman Mutual Fund Trust	Valued Advisers Trust
Bruce Fund, Inc.	Wilshire Mutual Funds, Inc.
The First Western Funds Trust	HC Capital Trust
FSI Low Beta Absolute Return Fund	Wilshire Variable Insurance Trust
Hussman Investment Trust	Williamsburg Investment Trust
The Investment House Funds	VELA Funds
Yorktown Funds

(b)

Name	Position with Distributor	Position with Registrant
Kevin M. Guerette	President	None
Stephen L. Preston	Chief Compliance Officer	None
Douglas K. Jones	Vice President	None
Melvin Van Cleave	Vice President	None

The address of the Distributor and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Inapplicable

Item 33.	Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator or investment advisers:

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Adler Asset Management, LLC

600 Third Avenue, Suite 226

New York, New York 10016

Blueprint Fund Management LLC

1250 Revolution Mill Drive, Suite 150

Greensboro, NC 27405Edge

Blueprint Investment Partners

1250 Revolution Mill Dr., Suite 150

Greensboro, NC 27405

Edge Capital Group, LLC

1380 West Paces Ferry Rd., Suite 1000

Atlanta, Georgia 30327

Edgemoor Investment Advisors, Inc.

7250 Woodmont Avenue, Suite 315

Bethesda, Maryland 20814

Evolutionary Tree Capital Management LLC

1199 N. Fairfax Street, Suite 801

Alexandria, VA 22314

Hudson Valley Investment Advisors, Inc.

117 Grand Street, Suite 201

Goshen, New York 10924

Karner Blue Capital, LLC

7315 Wisconsin Avenue, #400

Bethesda, Maryland 20814

Kempner Capital Management, Inc.

2201 Market Street

Galveston, Texas 77550

Lyrical Asset Management LP

250 West 55th Street, 37th Floor

New York, New York 10022

Marshfield Associates, Inc.

21 Dupont Circle NW, Suite 500

Washington, District of Columbia 20036

Q3 Asset Management Corporation

2175 Cole Street

Birmingham, MI 48009

Wavelength Capital Management, LLC

545 Madison Avenue, 16th Floor

New York, New York 10022

Certain records, including records relating to the possession of Registrant’s securities, may be maintained at the offices of Registrant’s custodians:

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, Ohio 45202

MUFG Union Bank, N.A.

350 California Street, Suite 2018

San Francisco, California 94104

Pershing, LLC

One Pershing Plaza

Jersey City, New Jersey 07399

Item 34.	Management Services Not Discussed in Parts A or B

Inapplicable

Item 35.	Undertakings

Inapplicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, each as amended, the Registrant certifies that the Fund has caused this Post-Effective Amendment (“PEA”) to the Registrant’s Registration Statement on Form N-1A, under Rule 485(b) under the Securities Act, to be signed below on its behalf by the undersigned, thereto duly authorized, in Cincinnati, Ohio on March 30, 2021.

ULTIMUS MANAGERS TRUST

By:	/s/ Todd E. Heim
Todd E. Heim
President

Pursuant to the requirements of the Securities Act, this PEA has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David R. Carson	Trustee	March 30, 2021
David R. Carson

*	Trustee	March 30, 2021
David M. Deptula

*	Trustee	March 30, 2021
Janine L. Cohen

*	Trustee	March 30, 2021
Jacqueline A. Williams

*	Trustee	March 30, 2021
Clifford N. Schireson

*	Trustee	March 30, 2021
Robert E. Morrison

/s/ Jennifer L. Leamer	Treasurer/Controller/Principal Financial Officer	March 30, 2021
Jennifer L. Leamer

/s/ David R. Carson	Vice President	March 30, 2021
David R. Carson

/s/ Matthew J. Beck	Attorney-in-Fact*	March 30, 2021
Matthew J. Beck

Exhibits

(d)(1)(ii)	Amended Schedule A, dated April 1, 2020, to the Investment Advisory Agreement with Lyrical Asset Management, LP

(h)(3)(B)(ii)	Amended Schedule A to the Third Amended and Restated Expense Limitation Agreement with Lyrical Asset Management LP, dated April 1, 2020

(j)	Consents of the Registered Independent Public Accounting Firm